United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-5950
(Investment Company Act File Number)

Federated Hermes Money Market Obligations Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2026-05-31

Date of Reporting Period: 2026-05-31

Item 1.	Reports to Stockholders

Federated Hermes Tax-Free Obligations Fund

Advisor Shares | TBVXX

Annual Shareholder Report - May 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Tax-Free Obligations Fund (the "Fund") for the period of June 1, 2025 to May 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$21	0.21%

Key Fund Statistics

  Net Assets$6,205,844,507
  Number of Investments413
  Total Advisory Fees Paid$7,049,802

Fund Holdings

Top Security Types (% of Net Assets)

Variable Rate Demand Instruments
67.9%
Municipal Notes
19.3%
Commerical Paper
14.0%

Table Summary
Value	Value
Commerical Paper	14.0%
Municipal Notes	19.3%
Variable Rate Demand Instruments	67.9%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.0%
91-180 Days	5.1%
31-90 Days	23.9%
8-30 Days	5.9%
1-7 Days	60.3%

Annual Shareholder Report

Federated Hermes Tax-Free Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919411

Q450528-B (07/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Tax-Free Obligations Fund

Service Shares | TBSXX

Annual Shareholder Report - May 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Tax-Free Obligations Fund (the "Fund") for the period of June 1, 2025 to May 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$47	0.46%

Key Fund Statistics

  Net Assets$6,205,844,507
  Number of Investments413
  Total Advisory Fees Paid$7,049,802

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Commerical Paper	14.0%
Municipal Notes	19.3%
Variable Rate Demand Instruments	67.9%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.0%
91-180 Days	5.1%
31-90 Days	23.9%
8-30 Days	5.9%
1-7 Days	60.3%

Annual Shareholder Report

Federated Hermes Tax-Free Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N880

Q450528-C (07/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Tax-Free Obligations Fund

Wealth Shares | TBIXX

Annual Shareholder Report - May 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Tax-Free Obligations Fund (the "Fund") for the period of June 1, 2025 to May 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares	$21	0.21%

Key Fund Statistics

  Net Assets$6,205,844,507
  Number of Investments413
  Total Advisory Fees Paid$7,049,802

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Commerical Paper	14.0%
Municipal Notes	19.3%
Variable Rate Demand Instruments	67.9%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.0%
91-180 Days	5.1%
31-90 Days	23.9%
8-30 Days	5.9%
1-7 Days	60.3%

Annual Shareholder Report

Federated Hermes Tax-Free Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N401

Q450528-A (07/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Municipal Obligations Fund

Automated Shares | MOTXX

Annual Shareholder Report - May 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2025 to May 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Automated Shares	$51	0.50%

Key Fund Statistics

  Net Assets$6,715,196,872
  Number of Investments495
  Total Advisory Fees Paid$8,671,010

Fund Holdings

Top Security Types (% of Net Assets)

Variable Rate Demand Instruments
70.7%
Municipal Notes
22.9%
Commerical Paper
6.8%

Table Summary
Value	Value
Commerical Paper	6.8%
Municipal Notes	22.9%
Variable Rate Demand Instruments	70.7%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.3%
91-180 Days	4.0%
31-90 Days	24.4%
8-30 Days	4.5%
1-7 Days	61.2%

Annual Shareholder Report

Federated Hermes Municipal Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919643

Q450516-A (07/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Municipal Obligations Fund

Capital Shares | MFCXX

Annual Shareholder Report - May 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2025 to May 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$31	0.31%

Key Fund Statistics

  Net Assets$6,715,196,872
  Number of Investments495
  Total Advisory Fees Paid$8,671,010

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Commerical Paper	6.8%
Municipal Notes	22.9%
Variable Rate Demand Instruments	70.7%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.3%
91-180 Days	4.0%
31-90 Days	24.4%
8-30 Days	4.5%
1-7 Days	61.2%

Annual Shareholder Report

Federated Hermes Municipal Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N633

Q450516-G (07/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Municipal Obligations Fund

Cash II Shares | MODXX

Annual Shareholder Report - May 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2025 to May 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash II Shares	$92	0.91%

Key Fund Statistics

  Net Assets$6,715,196,872
  Number of Investments495
  Total Advisory Fees Paid$8,671,010

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Commerical Paper	6.8%
Municipal Notes	22.9%
Variable Rate Demand Instruments	70.7%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.3%
91-180 Days	4.0%
31-90 Days	24.4%
8-30 Days	4.5%
1-7 Days	61.2%

Annual Shareholder Report

Federated Hermes Municipal Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919668

Q450516-E (07/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Municipal Obligations Fund

Cash Series Shares | MFSXX

Annual Shareholder Report - May 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2025 to May 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Series Shares	$103	1.02%

Key Fund Statistics

  Net Assets$6,715,196,872
  Number of Investments495
  Total Advisory Fees Paid$8,671,010

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Commerical Paper	6.8%
Municipal Notes	22.9%
Variable Rate Demand Instruments	70.7%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.3%
91-180 Days	4.0%
31-90 Days	24.4%
8-30 Days	4.5%
1-7 Days	61.2%

Annual Shareholder Report

Federated Hermes Municipal Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919650

Q450516-F (07/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Municipal Obligations Fund

Investment Shares | MOIXX

Annual Shareholder Report - May 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2025 to May 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Shares	$73	0.72%

Key Fund Statistics

  Net Assets$6,715,196,872
  Number of Investments495
  Total Advisory Fees Paid$8,671,010

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Commerical Paper	6.8%
Municipal Notes	22.9%
Variable Rate Demand Instruments	70.7%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.3%
91-180 Days	4.0%
31-90 Days	24.4%
8-30 Days	4.5%
1-7 Days	61.2%

Annual Shareholder Report

Federated Hermes Municipal Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919635

Q450516-B (07/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Municipal Obligations Fund

Service Shares | MOSXX

Annual Shareholder Report - May 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2025 to May 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$47	0.46%

Key Fund Statistics

  Net Assets$6,715,196,872
  Number of Investments495
  Total Advisory Fees Paid$8,671,010

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Commerical Paper	6.8%
Municipal Notes	22.9%
Variable Rate Demand Instruments	70.7%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.3%
91-180 Days	4.0%
31-90 Days	24.4%
8-30 Days	4.5%
1-7 Days	61.2%

Annual Shareholder Report

Federated Hermes Municipal Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N641

Q450516-D (07/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Municipal Obligations Fund

Wealth Shares | MOFXX

Annual Shareholder Report - May 31, 2026

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2025 to May 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares	$21	0.21%

Key Fund Statistics

  Net Assets$6,715,196,872
  Number of Investments495
  Total Advisory Fees Paid$8,671,010

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Commerical Paper	6.8%
Municipal Notes	22.9%
Variable Rate Demand Instruments	70.7%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	6.3%
91-180 Days	4.0%
31-90 Days	24.4%
8-30 Days	4.5%
1-7 Days	61.2%

Annual Shareholder Report

Federated Hermes Municipal Obligations Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N658

Q450516-C (07/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2026 - $405,253

Fiscal year ended 2025 - $389,424

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2026 - $4,326*

Fiscal year ended 2025 - $4,326*

*Fiscal year ended 2026 & 2025- Audit consent fee for N-1A filing.

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2026 - $0

Fiscal year ended 2025 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2026 - $0

Fiscal year ended 2025 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval (and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2026 – 0%

Fiscal year ended 2025 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2026 – 0%

Fiscal year ended 2025 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2026 – 0%

Fiscal year ended 2025 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2026 - $778,760

Fiscal year ended 2025 - $160,653

(h)               The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)                  Not Applicable

(j)                  Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
May 31, 2026

Share Class | Ticker	Automated | MOTXX	Investment | MOIXX	Wealth | MOFXX	Service | MOSXX
	Cash II | MODXX	Cash Series | MFSXX	Capital | MFCXX

Federated Hermes Municipal Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
May 31, 2026
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—100.4%
		Alabama—2.9%
$ 5,050,000		Cooperative District of Fort Spanish, AL, Tender Option Bond Trust Receipts (Series 2021-XF2958) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.850%, 6/4/2026	$ 5,050,000
4,850,000		Cooperative District of Fort Spanish, AL, Tender Option Bond Trust Receipts (Series 2021-XF2959) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.850%, 6/4/2026	4,850,000
16,900,000		Decatur, AL IDB (Nucor Steel Decatur LLC), (Series 2003-A) Weekly VRDNs, (Nucor Corp. GTD), 1.850%, 6/3/2026	16,900,000
2,000,000		Mobile, AL IDB (Alabama Power Co.), (Series 2001-A) Daily VRDNs, 2.850%, 6/1/2026	2,000,000
40,000,000		UAB St. Vincent’s Health System Authority, BAML 3a-7 (Series 2025-BAML5063), (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.770%, Optional Tender 7/9/2026	40,000,000
4,395,000		Walker County, AL Economic and IDA (Alabama Power Co.), (First Series 2023) Daily VRDNs, 2.930%, 6/1/2026	4,395,000
68,800,000		Walker County, AL Economic and IDA (Alabama Power Co.), (Second Series 2023) Daily VRDNs, 2.900%, 6/1/2026	68,800,000
5,200,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2008) Daily VRDNs, 2.850%, 6/1/2026	5,200,000
35,000,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2023) Weekly VRDNs, 2.100%, 6/4/2026	35,000,000
15,810,000		Wilsonville, AL IDB (Alabama Power Co.), (Series 2008) Daily VRDNs, 2.850%, 6/1/2026	15,810,000
		TOTAL	198,005,000
		Alaska—0.4%
3,522,480		Alaska State Housing Finance Corp. (Steel Chenana LLC), Mizuho 3a-7 (Series 2024-MIZ9201) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	3,522,480
10,000,000		Anchorage, AK Port Revenue (Anchorage, AK), Tender Option Bond Trust Certificates (Series 2024-XF3288) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(Wells Fargo Bank, N.A. LIQ), 1.720%, 6/4/2026	10,000,000
13,640,000		Anchorage, AK Port Revenue (Anchorage, AK), Tender Option Bond Trust Certificates (Series 2025-XF3381) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(Wells Fargo Bank, N.A. LIQ), 1.720%, 6/4/2026	13,640,000
		TOTAL	27,162,480
		Arizona—1.2%
12,112,000		Arizona Health Facilities Authority (CommonSpirit Health), Mizuho 3a-7 (Series 2022-MIZ9098) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.770%, 6/4/2026	12,112,000
3,400,000		Arizona State IDA (IH Phoenix Apartments Owner I LLC), Mizuho 3a-7 (Series 2025-MIZ9219) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	3,400,000
3,420,000		Arizona State IDA (IH Phoenix Apartments Owner II LLC), Mizuho 3a-7 (Series 2025-MIZ9216) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	3,420,000
3,015,000		Arizona State IDA (Marana Leased Housing Associates I, LLP), Tender Option Bond Trust Certificates (Series 2023-XF3174) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.850%, 6/4/2026	3,015,000
5,292,022		Arizona State IDA (Roers Casa Grande Apartments Owner LLC), Mizuho 3a-7 (Series 2024-MIZ9187) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	5,292,022
7,480,000		Arizona State IDA (Roers Flagstaff Apartment Owner LLC), Mizuho 3a-7 (Series 2024-MIZ9194) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	7,480,000
7,564,445		Arizona State IDA (Roers Maricopa Apartments Owner LLC), (Series 2024-MIZ9176) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	7,564,445
4,439,463		Arizona State IDA (Roers Maricopa Apartments Owner LLC), Mizuho 3a-7 (Series 2023-MIZ9155) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 1.800%, 6/4/2026	4,439,463
2,535,000		Arizona State IDA (The Villas on Shelby, LLC), Mizuho 3a-7 (Series 2025-MIZ9211) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	2,535,000
21,850,000		Arizona State IDA (Vaseo Apartments LP), Mizuho 3a-7 (Series 2023-MIZ9118) Weekly VRDNs, (FHLMC GTD)/(Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.670%, 6/4/2026	21,850,000
6,750,000		Pinal County, AZ IDA (Milky Way Dairy LLC), (Series 2002) Weekly VRDNs, (BMO Bank, N.A. LOC), 1.710%, 6/4/2026	6,750,000
		TOTAL	77,857,930
		Arkansas—0.1%
700,000		Blytheville, AR (Nucor Corp.), (Series 1998) Weekly VRDNs, 1.850%, 6/3/2026	700,000
3,550,000		Blytheville, AR (Nucor Corp.), (Series 2002) Weekly VRDNs, 1.800%, 6/3/2026	3,550,000
		TOTAL	4,250,000
		California—9.1%
17,000,000		California Health Facilities Financing Authority (CommonSpirit Health), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.770%, 6/4/2026	17,000,000
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$ 797,000		California Health Facilities Financing Authority (CommonSpirit Health), Mizuho 3a-7 (Series 2022-MIZ9099) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.770%, 6/4/2026	$ 797,000
10,000,000		California HFA (Monarch Hillside Apartments LP), Mizuho 3a-7 (Series 2025-MIZ9231) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.750%, 6/4/2026	10,000,000
20,000,000		California HFA (Residency at Empire I LP), Tender Option Bond Trust Receipts (Series 2023-XF3077) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.850%, 6/4/2026	20,000,000
2,805,000		California HFA, Tender Option Bond Trust Certificates (Series 2022-XF3059) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.850%, 6/4/2026	2,805,000
15,920,000		California HFA, Tender Option Bond Trust Certificates (Series 2023-XF3087) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.850%, 6/4/2026	15,920,000
11,065,000		California Municipal Finance Authority (Harbor Park Apartments Phase 2, LP), Mizuho 3a-7 (Series 2025-MIZ9209) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.750%, 6/4/2026	11,065,000
30,000,000		California Statewide Communities Development Authority (Essex Fountain Park Apartments, LP), Mizuho 3a-7 (Series 2025-MIZ9233) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 1.850%, 6/4/2026	30,000,000
24,420,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), CP, 2.350%, Mandatory Tender 7/9/2026	24,420,000
10,640,000		California Statewide Communities Development Authority (Kensington Apartments LP), Mizuho 3a-7 (Series 2022-MIZ9113) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.750%, 6/4/2026	10,640,000
19,899,400		California Statewide Communities Development Authority (Lexington Green Community Partners II, LP), Mizuho 3a-7 (Series 2024-MIZ9184) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.750%, 6/4/2026	19,899,400
10,000,000		California Statewide Communities Development Authority (Northwest Gateway Apartments LP), (Series 2025-MIZ9232) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 1.850%, 6/4/2026	10,000,000
11,990,000		California Statewide Communities Development Authority (TRG - Copeland Creek LP), Mizuho 3a-7 (Series 2023-MIZ9135) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.750%, 6/4/2026	11,990,000
38,540,000		California Statewide Communities Development Authority (Uptown Housing Partners LLC), BAML 3a-7 (Series 2024-BAML6023) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.950%, 6/1/2026	38,540,000
17,955,000		California Statewide Communities Development Authority (Uptown Housing Partners LLC), BAML 3a-7 (Series 2024-BAML6024) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.950%, 6/1/2026	17,955,000
5,500,000		California Statewide Communities Development Authority MFH (Prospera Homestead Partners LP), Mizuho 3a-7 (Series 2024-MIZ9166) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.750%, 6/4/2026	5,500,000
32,000,000		Los Angeles, CA Community Redevelopment Agency (DWF V Hollywood & Vine, LP), Mizuho 3a-7 (Series 2025-MIZ9237) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	32,000,000
43,285,000		Los Angeles, CA Community Redevelopment Agency (DWF V Wilshire Vermont, LP), Mizuho 3a-7 (Series 2024-MIZ9189) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.870%, 6/4/2026	43,285,000
18,000,000		Los Angeles, CA MFH Revenue Bonds (Grand Avenue M Urban Housing LLC), Mizuho 3a-7 (Series 2025-9221) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.750%, 6/4/2026	18,000,000
75,000,000		Nuveen California Quality Municipal Income Fund, RIB Floater Trust (Series 2022-FR-RI-005) (Series 2 Preferred Shares) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.920%, 6/4/2026	75,000,000
22,500,000		River Islands, CA Public Financing Authority-Community Facilities District No. 2015-1, Mizuho 3a-7 (Series 2024-MIZ9188) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.750%, 6/4/2026	22,500,000
20,000,000		San Diego, CA Housing Authority (Scripps Mesa Apartments), Mizuho 3a-7 (Series 2024-MIZ9198) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.750%, 6/4/2026	20,000,000
98,455,000		San Francisco, CA City and County (1500 Mission Urban Housing LP), Mizuho 3a-7 (Series 2022-MIZ9115) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.750%, 6/4/2026	98,455,000
9,190,658		San Francisco, CA City and County (1601 Mariposa Apartments), Mizuho 3a-7 (Series 2022-MIZ9095) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.750%, 6/4/2026	9,190,658
42,779,000		San Francisco, CA City and County (Transbay Block 8 Tower Apartments Obligated Group), Mizuho 3a-7 (2021-MIZ9063) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.750%, 6/4/2026	42,779,000
4,440,000		San Jose, CA Redevelopment Successor Agency (101 San Fernando Apartments), Mizuho 3a-7 (Series 2025-MIZ9222) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.850%, 6/4/2026	4,440,000
		TOTAL	612,181,058
		Colorado—0.6%
4,615,000		Colorado HFA (Acme Manufacturing Co., Inc.), (Series 2016A) Weekly VRDNs, (UMB Bank, N.A. LOC), 2.050%, 6/4/2026	4,615,000
840,000		Colorado HFA (Class I Bonds) (Xybix Systems, Inc.), (Series 2007) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 1.870%, 6/4/2026	840,000
700,000		Colorado HFA (Popiel Properties LLC), (Series 2004A) Weekly VRDNs, (UMB Bank, N.A. LOC), 2.090%, 6/4/2026	700,000
4,370,000		Colorado HFA (Steele Glennpark LIHTC LLC), Mizuho 3a-7 (Series 2024-MIZ9193) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	4,370,000
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Colorado—continued
$ 1,000,000		Denver, CO City & County Department of Aviation, Airport System Subordinate Revenue Bonds (Series 2018A), 5.000%, 12/1/2026	$ 1,010,046
22,490,000		Denver, CO City & County Department of Aviation, Tender Option Bond Trust Receipts (Series 2018- XM0715) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 1.870%, 6/4/2026	22,490,000
6,125,000		Denver, CO City and County Board of Water Commissioners, (Series 2023A), CP, (Bank of America N.A. LIQ), 2.400%, Mandatory Tender 6/23/2026	6,125,000
		TOTAL	40,150,046
		Connecticut—0.1%
4,000,000		Norfolk, CT BANs, 3.500%, 9/2/2026	4,007,481
		Delaware—0.9%
63,800,000		Invesco Advantage Municipal Income Trust II, Tender Option Bond Trust Receipts (Series 2026-BAP0002) Weekly VRDNs, (Bank of America N.A. GTD)/(Bank of America N.A. LIQ), 1.870%, 6/4/2026	63,800,000
		District of Columbia—0.4%
12,100,000		District of Columbia Revenue (MedStar Health, Inc.), Tranche 1 (Series A) Daily VRDNs, (TD Bank, N.A. LOC), 2.850%, 6/1/2026	12,100,000
2,500,000		Metropolitan Washington, DC Airports Authority, (Series 2022A), 5.000%, 10/1/2026	2,519,821
9,290,000		Metropolitan Washington, DC Airports Authority, MS 3a-7 (Series 2025-MS0052), (Morgan Stanley Bank, N.A. LIQ), 1.730%, Optional Tender 8/6/2026	9,290,000
		TOTAL	23,909,821
		Florida—5.8%
1,800,000		Broward County, FL (Florida Power & Light Co.), (Series 2015) Weekly VRDNs, 1.640%, 6/3/2026	1,800,000
5,500,000		Broward County, FL (Florida Power & Light Co.), (Series 2018B) Weekly VRDNs, 1.700%, 6/3/2026	5,500,000
20,405,000		Florida Development Finance Corp. (Baptist Health System, Inc.), (Series BAML5066), (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.720%, Optional Tender 6/18/2026	20,405,000
7,000,000		Florida HFA (Culmer Apartments LTD), (2023 Series C), (United States Treasury GTD), 3.080%, Mandatory Tender 6/1/2026	7,000,000
1,730,000		Greater Orlando, FL Aviation Authority, Airport Facilities Revenue Bonds (Series 2024), 5.000%, 10/1/2026	1,743,894
13,020,000		Hillsborough County, FL IDA (Baycare Health System, Inc.), (Series 2020D) Daily VRDNs, (TD Bank, N.A. LOC), 2.850%, 6/1/2026	13,020,000
6,105,000		Lee County, FL Port Authority, Tender Option Bond Trust Certificates (Series 2024-XF3252) Weekly VRDNs, (Assured Guaranty Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.820%, 6/4/2026	6,105,000
12,100,000		Liberty County, FL (Georgia-Pacific LLC), (Series 2004) Weekly VRDNs, 1.650%, 6/4/2026	12,100,000
11,830,000		Miami-Dade County, FL (County of Miami-Dade Seaport Department), Tender Option Bond Trust Certificates (2022-XF2988) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(Barclays Bank PLC LIQ), 1.710%, 6/4/2026	11,830,000
111,450,000		Miami-Dade County, FL Aviation Department, Morgan Stanley 3a-7 (Series 2025-CF7044) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(Berkshire Hathaway Assurance Corp. INS)/(Citibank, N.A. LIQ), 1.720%, 6/4/2026	111,450,000
8,000,000		Miami-Dade County, FL Aviation Department, Tender Option Bond Trust Certificates (Series 2026-XG0640) Weekly VRDNs, (Barclays Bank PLC LIQ), 1.690%, 6/4/2026	8,000,000
7,500,000		Miami-Dade County, FL Aviation Department, Tender Option Bond Trust Receipts (Series 2023-XF1609) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.670%, 6/4/2026	7,500,000
12,880,000		Miami-Dade County, FL Aviation Department, Tender Option Bond Trust Receipts (Series 2024-XM1186) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.070%, 6/1/2026	12,880,000
8,000,000		Miami-Dade County, FL Aviation Department, Tender Option Bond Trust Receipts (Series 2025-XM1240) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.070%, 6/1/2026	8,000,000
5,564,783		Miami-Dade County, FL HFA (Cordoba FL TC, LP), Mizuho 3a-7 (2021-MIZ9072) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	5,564,783
8,110,000		Miami-Dade County, FL HFA (Perrine Village II), Tender Option Bond Trust Receipts (Series 2026-XG0642) Daily VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.050%, 6/1/2026	8,110,000
4,360,000		Miami-Dade County, FL HFA (Southpointe Vista II MFH Authority), Tender Option Bond Trust Certificates (Series 2026-XG0636) Daily VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.050%, 6/1/2026	4,360,000
7,055,000		Miami-Dade County, FL HFA (Superior Manor Phase II LLC), Mizuho 3a-7 (2022-MIZ9087) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	7,055,000
29,000,000		Miami-Dade County, FL IDA (Florida Power & Light Co.), (Series 2024A) Weekly VRDNs, 1.700%, 6/4/2026	29,000,000
32,500,000		Miami-Dade County, FL IDA (Florida Power & Light Co.), (Series 2024B) Weekly VRDNs, 1.650%, 6/4/2026	32,500,000
4,990,000		Orange County, FL, Health Facilities Authority (Orlando Health, Inc.), Barclays 3a-7 (Series 2022-FR RI-026) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.820%, 6/4/2026	4,990,000
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—continued
$ 63,765,000		Palm Beach County, FL Health Facilities Authority (Morselife Obligated Group), GOLDEN BLUE 3a-7 (Series 2023-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.920%, 6/4/2026	$ 63,765,000
5,300,000		Sumter County, FL IDA (American Cement Co. LLC), (Series 2007) Weekly VRDNs, (Bank of America N.A. LOC), 1.800%, 6/4/2026	5,300,000
		TOTAL	387,978,677
		Georgia—2.8%
605,000		Appling County, GA Development Authority (Georgia Power Co.), (First Series 2011) Daily VRDNs, 2.950%, 6/1/2026	605,000
12,700,000		Atlanta, GA (Atlanta, GA Department of Aviation), (Series Q-2), CP, (Truist Bank LOC), 2.500%, Mandatory Tender 6/2/2026	12,700,000
1,090,000		Atlanta, GA Department of Aviation, Airport General Revenue Bonds (Series 2022B), 5.000%, 7/1/2026	1,092,135
7,845,000		Atlanta, GA Department of Aviation, Airport General Revenue Refunding Bonds (Series 2020B), 5.000%, 7/1/2026	7,860,368
1,750,000		Atlanta, GA Department of Aviation, Airport General Revenue Refunding Bonds (Series 2021C), 5.000%, 7/1/2026	1,753,428
2,250,000		Atlanta, GA Department of Aviation, Airport General Revenue Refunding Bonds (Series 2023G), 5.000%, 7/1/2026	2,254,408
5,750,000		Atlanta, GA Department of Aviation, Airport Passenger Facility Charge and Subordinate Lien General Revenue Bonds (Series 2022D), 5.000%, 7/1/2026	5,761,264
9,250,000		Atlanta, GA Urban Residential Finance Authority (Columbia at Sylvan Hills Apartments), (Series 2006) Weekly VRDNs, (FNMA LOC), 1.700%, 6/4/2026	9,250,000
11,005,000		Bartow County, GA Development Authority (Georgia Power Co.), (First Series 2022) Daily VRDNs, 2.930%, 6/1/2026	11,005,000
35,595,000		Bartow County, GA Development Authority (Georgia Power Co.), (Second Series 2022) Daily VRDNs, 2.930%, 6/1/2026	35,595,000
19,500,000		Burke County, GA Development Authority (Georgia Power Co.), (Third Series 2012) Daily VRDNs, 2.930%, 6/1/2026	19,500,000
10,000,000		Columbus, GA Development Authority (Lumpkin Park Partners, Ltd.), (Series 2008) Weekly VRDNs, (FHMC LOC), 1.700%, 6/4/2026	10,000,000
180,000		Fitzgerald & Ben Hill County, GA Development Authority (Agri-Products, Inc.), (Series 2007) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.780%, 6/4/2026	180,000
15,300,000		Heard County, GA Development Authority (Georgia Power Co.), (First Series 1997) Daily VRDNs, 2.900%, 6/1/2026	15,300,000
8,200,000		Metropolitan Atlanta Rapid Transit Authority, GA, Subordinate Sales Tax (Series 2021B), CP, 2.400%, Mandatory Tender 7/7/2026	8,200,000
1,900,000		Monroe County, GA Development Authority (Florida Power & Light Co.), (Series 2017) Weekly VRDNs, 1.790%, 6/4/2026	1,900,000
17,940,000		Monroe County, GA Development Authority (Florida Power & Light Co.), (Series 2019) Weekly VRDNs, 1.700%, 6/4/2026	17,940,000
25,000,000		Monroe County, GA Development Authority (Florida Power & Light Co.), (Series 2019) Weekly VRDNs, 1.790%, 6/4/2026	25,000,000
765,000		Savannah, GA EDA (Consolidated Utilities, Inc.), (Series 2007) Weekly VRDNs, (Truist Bank LOC), 1.820%, 6/4/2026	765,000
420,000		Wayne County, GA, IDA (Sierra International Machinery LLC), (Series 2011) Weekly VRDNs, (Truist Bank LOC), 1.820%, 6/4/2026	420,000
		TOTAL	187,081,603
		Idaho—0.2%
10,975,000		Idaho Health Facilities Authority (St. Luke’s Health System), (Series 2025D) Daily VRDNs, (TD Bank, N.A. LOC), 2.800%, 6/1/2026	10,975,000
		Illinois—3.6%
7,500,000		Chicago, IL (Chicago, IL O’Hare International Airport), Tender Option Bond Trust Certificates (Series 2025-XF3349) Weekly VRDNs, (Barclays Bank PLC LIQ), 1.710%, 6/4/2026	7,500,000
7,875,000		Chicago, IL (Chicago, IL O’Hare International Airport), Tender Option Bond Trust Certificates 2025-XL0622 Weekly VRDNs, (Barclays Bank PLC LIQ), 1.710%, 6/4/2026	7,875,000
1,000,000		Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2024D), 5.000%, 1/1/2027	1,012,535
28,420,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Certificates (Series 2022-XM1078) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.720%, 6/4/2026	28,420,000
12,000,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Certificates (Series 2025 XX1446) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Build America Mutual Assurance INS), 1.690%, 6/4/2026	12,000,000
8,000,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2022-XF1379) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.740%, 6/4/2026	8,000,000
9,600,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2022-XF1424) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.720%, 6/4/2026	9,600,000
24,000,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2022-XM1038) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.720%, 6/4/2026	24,000,000
7,425,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2023-XF1457) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.150%, 6/1/2026	7,425,000
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Illinois—continued
$ 38,275,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2025-XF8116) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.150%, 6/1/2026	$ 38,275,000
8,390,000		Illinois Finance Authority (Plymouth Place, Inc.), Golden Blue (Series 2025-002) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.870%, 6/4/2026	8,390,000
9,820,000		Illinois Finance Authority (University of Chicago Medical Center Obligated Group), (Series 2009D-1) Daily VRDNs, (TD Bank, N.A. LOC), 2.800%, 6/1/2026	9,820,000
7,000,000		Illinois Finance Authority (University of Chicago Medical Center Obligated Group), Mizuho 3a-7 (Series 2024-MIZ9167) Daily VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.000%, 6/1/2026	7,000,000
61,210,000		Illinois Housing Development Authority (900 West Randolph), Mizuho 3a-7 (Series 2025-MIZ9224) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	61,210,000
3,400,000		Illinois State, (Series B), 5.000%, 4/1/2027	3,462,104
1,000,000		Illinois State, (Series D), 3.250%, 11/1/2026	1,002,037
8,000,000		Illinois State, UT GO Bonds (Series 2026C), 5.000%, 4/1/2027	8,146,127
		TOTAL	243,137,803
		Indiana—1.1%
14,800,000		Indiana Development Finance Authority (Duke Energy Indiana, LLC), (Series 2003B) Weekly VRDNs, 1.750%, 6/3/2026	14,800,000
8,750,000		Rush County, IN (Hulsbosch Farms LLC), (Series 2025) Weekly VRDNs, (BMO Bank, N.A. LOC), 1.780%, 6/4/2026	8,750,000
49,285,000		Whiting, IN Environmental Facilities (BP Products North America, Inc.), (Series 2019A), (BP PLC GTD), 5.000%, Mandatory Tender 6/5/2026	49,296,517
		TOTAL	72,846,517
		Iowa—0.2%
5,300,000		Iowa Finance Authority (Five Star Holdings LLC), (Series 2007) Weekly VRDNs, (AgriBank FCB LOC), 1.780%, 6/4/2026	5,300,000
11,645,000		Iowa Finance Authority (UnityPoint Health), Barclays 3a-7 (Series 2024-FR-RI-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.820%, 6/4/2026	11,645,000
		TOTAL	16,945,000
		Kansas—1.1%
10,000,000		Burlington, KS (Evergy Metro, Inc.), (Series 2007A) Weekly VRDNs, 1.720%, 6/3/2026	10,000,000
21,000,000		Burlington, KS (Evergy Metro, Inc.), (Series 2007B) Weekly VRDNs, 1.720%, 6/3/2026	21,000,000
9,850,000		Hamilton County, KS (R.C. Geven Farms, LLC), (Series 2024A) Weekly VRDNs, (CoBank, ACB LOC), 1.780%, 6/4/2026	9,850,000
8,030,000		Kansas State Development Finance Authority (OPG Canterbury Partners LLC), Mizuho 3a-7 (Series 2024-MIZ9173) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	8,030,000
12,000,000		Meade County, KS (High Plains Ponderosa Dairy LLC), (Series 2023) Weekly VRDNs, (AgriBank FCB LOC), 1.780%, 6/4/2026	12,000,000
12,500,000		Pawnee County, KS (ILS Feeders) Weekly VRDNs, (CoBank, ACB LOC), 1.780%, 6/4/2026	12,500,000
3,174,976		Wichita, KS (Steele Shadybrook Estates LLC), Mizuho 3a-7 (Series 2024-MIZ9159) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	3,174,976
		TOTAL	76,554,976
		Kentucky—3.8%
14,400,000		Bowling Green, KY (WKU Student Life Foundation, Inc.), Morgan Stanley 3a-7 (Series 2026-MS0090), (Morgan Stanley Bank, N.A. LIQ)/(Morgan Stanley Bank, N.A. LOC), 1.750%, Optional Tender 7/9/2026	14,400,000
4,500,000		Fayette County, KY School District, Morgan Stanley 3a-7 (Series 2025-MS0055), (Build America Mutual Assurance INS)/(Morgan Stanley Bank, N.A. LIQ), 1.740%, Optional Tender 7/9/2026	4,500,000
9,255,000		Kentucky Economic Development Finance Authority (Madonna Manor, Inc.), BAML 3a-7 (Series 2023-BAML 5038), (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.820%, Optional Tender 7/9/2026	9,255,000
30,600,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), (2007 Series A) Weekly VRDNs, 1.680%, 6/5/2026	30,600,000
15,000,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), (2007 Series B) Weekly VRDNs, 1.500%, 6/5/2026	15,000,000
19,710,000		Louisville & Jefferson County, KY Metropolitan Government (Norton Healthcare, Inc.), (Series 2023D) Daily VRDNs, (Truist Bank LOC), 2.900%, 6/1/2026	19,710,000
10,000,000		Louisville & Jefferson County, KY Regional Airport Authority (UPS Worldwide Forwarding, Inc.), (1999 Series A) Daily VRDNs, (United Parcel Service, Inc. GTD), 2.900%, 6/1/2026	10,000,000
30,100,000		Louisville & Jefferson County, KY Regional Airport Authority (UPS Worldwide Forwarding, Inc.), (1999 Series B) Daily VRDNs, (United Parcel Service, Inc. GTD), 2.900%, 6/1/2026	30,100,000
42,500,000		Louisville & Jefferson County, KY Regional Airport Authority (UPS Worldwide Forwarding, Inc.), Revenue Bonds (Series C) Daily VRDNs, (United Parcel Service, Inc. GTD), 2.900%, 6/1/2026	42,500,000
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Kentucky—continued
$ 7,600,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2020A-1) Daily VRDNs, 3.200%, 6/1/2026	$ 7,600,000
13,550,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2021A-1) Daily VRDNs, 3.200%, 6/1/2026	13,550,000
60,295,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2021B-1) Daily VRDNs, 3.150%, 6/1/2026	60,295,000
		TOTAL	257,510,000
		Louisiana—1.9%
1,200,000		Baton Rouge, LA Industrial Development Board (Exxon Mobil Corp.), (Series 2010A) Daily VRDNs, (Exxon Mobil Corp. GTD), 2.850%, 6/1/2026	1,200,000
10,889,000		Calcasieu Parish, LA Public Trust Authority (WPT Corp.), (Series 1997) Weekly VRDNs, (Bank of America N.A. LOC), 1.550%, 6/3/2026	10,889,000
13,935,000		East Baton Rouge Parish, LA IDB (Georgia-Pacific LLC), Sold Waste Disposal Revenue Bonds (Series 2004) Weekly VRDNs, 1.750%, 6/3/2026	13,935,000
10,000,000		Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), (Series 2008A) Daily VRDNs, 2.950%, 6/1/2026	10,000,000
25,000,000		Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), (Series 2009A) Weekly VRDNs, 1.640%, 6/3/2026	25,000,000
11,795,000		Louisiana State Gas & Fuels Second Lien, (2025 Series C) Daily VRDNs, (TD Bank, N.A. LOC), 2.800%, 6/1/2026	11,795,000
590,000		Louisiana State Gas & Fuels Second Lien, (Series 2023 A-1) Daily VRDNs, (TD Bank, N.A. LOC), 2.800%, 6/1/2026	590,000
5,447,111		Louisiana State Housing Corp. (Peace Lake Louisiana Tower Community, LP), MIZUHO 3a-7 (Series 2020-MIZ9053) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	5,447,111
5,670,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs, (Nucor Corp. GTD), 1.820%, 6/3/2026	5,670,000
42,575,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs, (Nucor Corp. GTD), 1.750%, 6/3/2026	42,575,000
		TOTAL	127,101,111
		Maryland—1.7%
7,065,000		Baltimore County, MD (Oak Crest Village, Inc.), 3a-7 Credit Enhanced Trust (Series 2022-032) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.920%, 6/4/2026	7,065,000
10,850,000		Baltimore County, MD (Riderwood Village Obligated Group), Barclays 3a-7 (Series 2022-029) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.920%, 6/4/2026	10,850,000
27,000,000		Maryland Health and Higher Educational Facilities Authority (Integrace Obligated Group), 3a-7 Credit Enhanced Trust (Series 2022-024) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.920%, 6/4/2026	27,000,000
10,195,000		Maryland State Department of Transportation (Baltimore/Washington International Thurgood Marshall Airport), Tender Option Trust Bond Certificates (Series 2025-XM1270) Daily VRDNs, (Assured Guaranty, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.070%, 6/1/2026	10,195,000
26,092,000		Maryland State Economic Development Corp. (929 N Wolfe Street LLC), Tender Option Bond Trust Receipts (Series 2022-XF3015) Weekly VRDNs, (Mizuho Bank Ltd. LOC), 1.850%, 6/4/2026	26,092,000
16,610,000		Maryland State Economic Development Corp. (Woodington Gardens Affordable LLC), Tender Option Bond Trust Certificates (Series 2024-XF3222) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	16,610,000
16,125,000		Montgomery County, MD Housing Opportunities Commission (F-C Harris Silver Spring LP), BAML 3a-7 (Series 2024-BAML6033) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.950%, 6/1/2026	16,125,000
		TOTAL	113,937,000
		Massachusetts—0.6%
28,000,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2004), CP, (Massachusetts Electric Co. GTD), 2.720%, Mandatory Tender 7/8/2026	28,000,000
10,000,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2004), CP, (Massachusetts Electric Co. GTD), 2.750%, Mandatory Tender 7/1/2026	10,000,000
		TOTAL	38,000,000
		Michigan—1.4%
9,385,000		Detroit, MI City School District, Tender Option Bond Trust Receipts (Series 2016-XM0344) Weekly VRDNs, (Assured Guaranty Corp. GTD)/(Bank of America N.A. LIQ), 1.730%, 6/4/2026	9,385,000
1,415,000		Michigan State Housing Development Authority (Clark Road Family Apartments Project), (United States Treasury GTD), 2.670%, Mandatory Tender 10/1/2026	1,415,000
1,565,000		Michigan State Housing Development Authority (Clark Road Senior Ltd. Dividend Housing Association LP), (United States Treasury GTD), 2.670%, Mandatory Tender 10/1/2026	1,565,000
38,215,000		Michigan Strategic Fund (Air Products & Chemicals, Inc.), (Series 2007) Daily VRDNs, 2.950%, 6/1/2026	38,215,000
36,045,000		Michigan Strategic Fund (BerQ RNG), Tender Option Bond Trust Receipts (Series 2026-001) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.870%, 6/4/2026	36,045,000
5,250,000		Michigan Strategic Fund (Greenville Venture Partners LLC), (Series 2018) Weekly VRDNs, (BMO Bank, N.A. LOC), 1.780%, 6/4/2026	5,250,000
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Michigan—continued
$ 1,935,000		Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2018D), 5.000%, 12/1/2026	$ 1,956,787
		TOTAL	93,831,787
		Minnesota—0.3%
10,200,000		Minnesota Agricultural and Economic Development Board (Spectro Alloys Corp.) Weekly VRDNs, (Natixis S.A. LOC), 1.780%, 6/4/2026	10,200,000
4,300,000		Minnesota Agricultural and Economic Development Board (Spectro Alloys LLC), (Solid Waste DispoS.A.l Revenue Bonds (Series 2025) Weekly VRDNs, (Natixis S.A. LOC), 1.780%, 6/4/2026	4,300,000
6,283,931		St. Paul, MN Housing & Redevelopment Authority (LSBD St Paul Broadway LLC), Mizuho 3a-7 (Series 2024-MIZ9186) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	6,283,931
		TOTAL	20,783,931
		Mississippi—0.2%
4,695,000		Mississippi Development Bank (Jackson, MS Water & Sewer System), Tender Option Bond Trust Certificates (Series 2025-ZF3402) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.720%, 6/4/2026	4,695,000
6,560,000		Mississippi Home Corp. (Sunset Moore MS TC LP), Mizuho 3a-7 (Series 2024-MIZ9202) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 1.800%, 6/4/2026	6,560,000
		TOTAL	11,255,000
		Missouri—0.3%
1,700,000		Bridgeton, MO IDA (Stolze Printing), (Series A) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.770%, 6/4/2026	1,700,000
2,615,000		Springfield, MO IDA (ABEC, Inc.), (Series 2014) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.770%, 6/4/2026	2,615,000
4,295,000		St. Louis County, MO IDA (Hawkins Village Associates LLC), Mizuho 3a-7 (Series 2023-MIZ9153) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	4,295,000
7,276,665		St. Louis County, MO IDA (Lafayette Preservation LLC), Mizuho 3a-7 (Series 2025-MIZ9212) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	7,276,665
1,170,000		St. Louis, MO Lambert International Airport, Airport Revenue Refunding Bonds (Series 2022A), 5.000%, 7/1/2026	1,172,080
		TOTAL	17,058,745
		Multi-State—15.2%
75,000,000		AllianceBernstein National Municipal Income Fund, Inc., (Series 2024) Weekly VRDPs, (Bank of America N.A. LIQ), 1.730%, 6/4/2026	75,000,000
66,500,000		BlackRock MuniAssets Fund, Inc., (Series W-7) Weekly VRDPs, (Bank of America N.A. GTD)/(Bank of America N.A. LIQ), 1.730%, 6/4/2026	66,500,000
131,900,000		BlackRock Municipal 2030 Target Term Trust, (Series W-7) Weekly VRDPs, (Barclays Bank PLC LIQ), 1.710%, 6/4/2026	131,900,000
71,500,000		Blackrock MuniYield Quality Fund, Inc. Weekly VRDPs, (Bank of America N.A. LIQ), 1.730%, 6/4/2026	71,500,000
65,200,000		Blackrock MuniYield Quality Fund, Inc., (Series W-7A) Weekly VRDPs, (Royal Bank of Canada LIQ), 1.710%, 6/4/2026	65,200,000
17,500,000		BNY Mellon Municipal Bond Infrastructure Fund, Inc., PUTTERs 3a-7 (Series 5054) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.870%, 6/4/2026	17,500,000
174,400,000		DWS Municipal Income Trust, PUTTERs 3a-7 VMTP (Series 5055) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.870%, 6/4/2026	174,400,000
20,526,000		FHLMC (MFH Revenue Bond Pass-Through Certificates), Floater Certificates (Series M017-A) Weekly VRDNs, (FHLMC GTD)/(FHLMC LIQ), 2.220%, 6/4/2026	20,526,000
76,300,000		Invesco Municipal Opportunity Trust, PUTTERs 3a-7 (VMTP 5029) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.270%, 6/1/2026	76,300,000
18,800,000		Invesco Value Municipal Income Trust, PUTTERs 3a-7 (VMTP 5027) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.270%, 6/1/2026	18,800,000
65,645,000		MFS High Income Municipal Trust, PUTTERs 3a-7 (Series 5073) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 1.870%, 6/4/2026	65,645,000
23,845,000		MFS Investment Grade Municipal Trust, PUTTERs 3a-7 (Series 5075) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 1.870%, 6/4/2026	23,845,000
66,770,000		MFS Municipal Income Trust, PUTTERs 3a-7 (Series 5072) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 1.870%, 6/4/2026	66,770,000
43,000,000		National Finance Authority, NH (Invesco Quality Municipal Income Trust), PUTTERs (VMTP Series 2026-5111) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.900%, 6/4/2026	43,000,000
25,000,000		Nuveen Municipal Credit Opportunities Fund, (Series A) Weekly VRDPs, (Sumitomo Mitsui Banking Corp. LIQ), 1.710%, 6/4/2026	25,000,000
47,200,000		Nuveen Municipal High Income Opportunity Fund, BAML 3a-7 (Series 2025-BAP0001) Weekly VRDNs, (Bank of America N.A. LIQ), 1.870%, 6/4/2026	47,200,000
27,900,000		Nuveen Quality Municipal Income Fund, (Series 1) Weekly VRDPs, (Barclays Bank PLC LIQ), 1.710%, 6/4/2026	27,900,000
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Multi-State—continued
$ 7,000,000		PIMCO Flexible Municipal Income Fund, PUTTERs 3a-7 (Series 5046) MuniFund Term Preferred Shares Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.270%, 6/1/2026	$ 7,000,000
		TOTAL	1,023,986,000
		Nebraska—1.3%
39,145,000		Omaha, NE Airport Authority, MS 3a-7 (Series 2026-MS0094), (Assured Guaranty, Inc. LOC)/(Morgan Stanley Bank, N.A. LIQ), 1.770%, Optional Tender 7/16/2026	39,145,000
15,000,000		Omaha, NE Public Power District, (Series A), CP, 2.400%, Mandatory Tender 6/10/2026	15,000,000
8,950,000		Omaha, NE Public Power District, (Series A), CP, 2.400%, Mandatory Tender 6/24/2026	8,950,000
4,085,000		Omaha, NE Public Power District, (Series A), CP, 2.500%, Mandatory Tender 9/3/2026	4,085,000
8,225,000		Omaha, NE Public Power District, (Series-MS0070E), (Morgan Stanley Bank, N.A. LIQ), 1.770%, Optional Tender 9/10/2026	8,225,000
7,800,000		Stanton County, NE (Nucor Corp.), (Series 1996) Weekly VRDNs, 1.850%, 6/3/2026	7,800,000
1,875,000		Stanton County, NE (Nucor Corp.), (Series 1998) Weekly VRDNs, 1.850%, 6/3/2026	1,875,000
		TOTAL	85,080,000
		Nevada—0.0%
1,170,000		Clark County, NV Department of Aviation, Refunding Revenue Bonds (Series 2022A), 5.000%, 7/1/2026	1,171,886
		New Hampshire—0.2%
9,000,000		National Finance Authority, NH (HealthCore Westover Hills, LLC), Mizuho 3a-7 (Series 2025-MIZ9217) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	9,000,000
6,290,000		National Finance Authority, NH (University Hospitals Home Care, Inc.), Morgan Stanley 3a-7 (Series 2024-MS0023), (Morgan Stanley Bank, N.A. LIQ)/(Morgan Stanley Bank, N.A. LOC), 1.870%, Optional Tender 9/10/2026	6,290,000
		TOTAL	15,290,000
		New Jersey—10.4%
1,597,000		Allamuchy Township, NJ BANs, 3.750%, 9/16/2026	1,599,037
6,350,000		Allendale, NJ BANs, 3.250%, 2/19/2027	6,361,073
2,150,000		Alpine Borough, NJ BANs, 4.250%, 8/12/2026	2,151,425
6,850,924		Beachwood, NJ BANs, 3.250%, 11/18/2026	6,868,010
14,597,009		Bellmawr, NJ, (Series A) BANs, 3.250%, 7/30/2026	14,605,053
100,000,000		Blackrock Muniholdings New Jersey Quality Fund, Inc., (Series W-7) Weekly VRDPs, (Bank of America N.A. LIQ), 1.730%, 6/4/2026	100,000,000
4,581,000		Carneys Point Township, NJ, (Series 2025A) BANs, 3.500%, 7/29/2026	4,583,818
7,132,125		Cinnaminson Township, NJ, (Series A) BANs, 3.000%, 2/3/2027	7,151,387
3,300,000		Clifton, NJ RANs, 3.250%, 8/27/2026	3,302,311
5,861,288		Clinton, NJ BANs, 4.000%, 4/28/2027	5,886,925
9,025,000		Cranford Township, NJ BANs, 3.250%, 12/10/2026	9,036,489
5,097,064		Cresskill, NJ School District BANs, 3.750%, 7/15/2026	5,100,034
5,000,000		Delanco Township, NJ BANs, 3.750%, 6/2/2027	5,031,400
3,420,000		Delanco Township, NJ, (Series B) BANs, 3.500%, 6/4/2026	3,420,069
10,486,000		Demarest, NJ BANs, 3.000%, 3/10/2027	10,533,394
10,000,000		Dunellen, NJ BANs, 3.750%, 4/5/2027	10,057,285
7,218,451		East Windsor Township, NJ BANs, 4.000%, 9/17/2026	7,246,315
7,000,000		Edgewater Park, NJ BANs, 3.000%, 11/5/2026	7,004,404
4,600,000		Emerson, NJ BANs, 3.750%, 7/24/2026	4,601,607
4,000,000		Englewood Cliffs, NJ BANs, 3.250%, 10/14/2026	4,001,420
10,593,000		Essex Fells, NJ BANs, 3.500%, 2/26/2027	10,631,030
10,936,000		Flemington Borough, NJ, (Series 2026A) BANs, 3.000%, 1/21/2027	10,963,277
2,782,000		Franklin Township (Gloucester County), NJ BANs, 3.250%, 11/13/2026	2,787,496
7,514,000		Galloway Township, NJ BANs, 3.150%, 9/7/2026	7,518,896
2,285,000		Green Brook Township, NJ BANs, 4.000%, 4/28/2027	2,300,044
14,449,584		Guttenberg, NJ BANs, 3.250%, 10/14/2026	14,478,201
4,963,130		Haledon, NJ, (Series A) BANs, 3.250%, 9/23/2026	4,971,430
2,702,850		Hammonton, NJ BANs, 3.500%, 12/17/2026	2,707,120
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$ 2,630,809		High Bridge Borough, NJ BANs, 3.400%, 6/9/2026	$ 2,630,892
4,557,000		Highland Park, NJ BANs, 3.000%, 3/18/2027	4,574,645
13,055,443		Hillsborough Township, NJ, (Series B) BANs, 3.000%, 11/11/2026	13,072,456
7,500,000		Jackson Township, NJ BANs, 3.250%, 12/21/2026	7,522,336
17,000,000		Kearny, NJ BANs, 3.250%, 3/22/2027	17,033,228
3,443,938		Lambertville, NJ BANs, 3.000%, 10/2/2026	3,449,361
2,597,924		Lavallette Borough, NJ, (Series B) BANs, 3.600%, 6/18/2026	2,598,278
3,437,000		Lawrence Township, NJ BANs, 4.000%, 6/3/2026	3,437,127
1,649,500		Lebanon, NJ BANs, 4.250%, 8/17/2026	1,650,669
7,948,000		Leonia, NJ BANs, 3.500%, 2/26/2027	7,976,515
6,490,000		Linwood, NJ BANs, 3.000%, 1/22/2027	6,502,201
9,222,750		Little Egg Harbor Township, NJ, (Series 2025B) BANs, 3.250%, 12/16/2026	9,244,623
10,000,000		Little Falls Township, NJ BANs, 3.750%, 9/18/2026	10,007,197
5,000,000		Lopatcong Township, NJ BANs, 3.250%, 3/25/2027	5,009,873
6,367,210		Lumberton Township, NJ, (Series A) BANs, 3.750%, 6/16/2026	6,368,475
7,743,311		Manville Borough, NJ Board of Education BANs, 3.750%, 7/8/2026	7,744,444
7,905,000		Maywood, NJ BANs, 3.250%, 12/15/2026	7,911,186
4,604,267		Milltown, NJ BANs, 3.250%, 12/3/2026	4,614,938
13,863,000		Monroe Township (Gloucester County), NJ, (Series A) BANs, 4.000%, 9/3/2026	13,908,896
4,313,000		Mount Holly Township, NJ, (Series A) BANs, 3.250%, 9/22/2026	4,320,150
6,600,000		Mountainside, NJ BANs, 4.000%, 7/17/2026	6,601,601
2,742,655		Netcong, NJ BANs, 4.100%, 7/2/2026	2,743,102
1,155,000		New Jersey EDA (Temple Emanuel of the Pascack Valley), (Series 2001/2019) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.820%, 6/5/2026	1,155,000
61,000,000		New Jersey Higher Education Assistance Authority, Senior Student Loan Revenue Bonds (Series 2025-2), (United States Treasury GTD), 5.000%, Mandatory Tender 6/2/2026	61,001,949
1,841,000		New Milford, NJ BANs, 3.500%, 12/11/2026	1,845,244
5,000,000		North Arlington, NJ BANs, 3.750%, 7/30/2026	5,001,948
8,259,721		North Haledon, NJ BANs, 3.750%, 6/22/2026	8,261,927
3,838,000		Northfield, NJ BANs, 3.000%, 11/4/2026	3,842,462
6,141,109		Northvale, NJ BANs, 3.900%, 9/11/2026	6,142,761
6,654,000		Old Tappan, NJ BANs, 3.250%, 3/5/2027	6,671,166
7,504,000		Park Ridge Borough, NJ BANs, 4.000%, 4/15/2027	7,535,577
8,093,000		Pennsville Township, NJ BANs, 3.000%, 8/11/2026	8,096,111
2,237,297		Pine Beach Borough, NJ BANs, 3.950%, 10/20/2026	2,239,377
5,152,210		Prospect Park, NJ, (Series A) BANs, 3.000%, 1/21/2027	5,164,101
6,163,000		Readington Township, NJ BANs, 3.250%, 9/24/2026	6,172,443
3,403,000		Ridgefield Park, NJ BANs, 3.750%, 4/2/2027	3,416,763
10,000,000		River Edge, NJ BANs, 3.750%, 6/17/2026	10,000,377
2,000,000		Robbinsville Township, NJ, (Series B) BANs, 4.000%, 7/8/2026	2,001,988
2,000,000		Rockaway Borough, NJ BANs, 4.000%, 7/16/2026	2,000,475
2,919,205		Rockaway Township, NJ BANs, 3.750%, 12/4/2026	2,934,371
4,000,000		Roseland, NJ BANs, 3.400%, 6/4/2026	4,000,064
4,750,000		Rutherford, NJ BANs, 3.400%, 6/5/2026	4,750,101
6,460,000		Rutherford, NJ BANs, 4.000%, 6/3/2027	6,491,073
7,950,000		Saddle River, NJ BANs, 3.450%, 6/5/2026	7,950,084
6,828,000		Saddle River, NJ BANs, 4.000%, 6/4/2027	6,860,843
5,500,000		Scotch Plains Township, NJ BANs, 3.000%, 1/15/2027	5,503,307
6,000,000		Southampton Township, NJ, (Series B) BANs, 3.000%, 6/16/2026	6,000,727
8,240,000		Springfield Township, NJ (Union County) BANs, 3.750%, 4/30/2027	8,258,092
2,600,000		Stanhope, NJ BANs, 4.000%, 4/13/2027	2,610,872
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$ 15,000,000		Toms River, NJ BANs, 3.250%, 8/28/2026	$ 15,008,833
10,360,000		Waldwick, NJ BANs, 3.500%, 10/9/2026	10,367,141
12,430,432		Wanaque Borough, NJ, (Series A) BANs, 3.000%, 9/30/2026	12,450,500
9,289,000		Washington Township (Morris County), NJ BANs, 3.900%, 8/21/2026	9,290,979
8,500,000		West Deptford Township, NJ BANs, 2.750%, 10/1/2026	8,506,923
4,430,000		Westampton, NJ, (Series A) BANs, 3.150%, 9/24/2026	4,434,087
2,000,000		Westwood, NJ BANs, 4.250%, 6/25/2026	2,000,442
8,428,210		Willingboro Township, NJ BANs, 3.250%, 11/17/2026	8,449,106
6,000,000		Winslow Township, NJ BANs, 3.500%, 2/19/2027	6,018,821
		TOTAL	696,257,178
		New Mexico—0.4%
15,844,988		Bernalillo County, NM (St Anthonys Plaza), Mizuho 3a-7 (Series 2025-MIZ9210) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	15,844,988
3,695,000		New Mexico Mortgage Finance Authority, (Series G-2), (United States Treasury GTD), 3.000%, Mandatory Tender 12/1/2026	3,695,000
5,000,000		New Mexico Mortgage Finance Authority, (Series G-3), (United States Treasury GTD), 3.000%, Mandatory Tender 12/1/2026	5,000,000
2,405,000		New Mexico State Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group), Barclays 3a-7 Credit Enhanced (Series 2022-034) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.920%, 6/4/2026	2,405,000
		TOTAL	26,944,988
		New York—8.7%
10,857,500		Bainbridge-Guilford, NY CSD BANs, 3.750%, 6/25/2026	10,860,813
3,232,995		Belfast, NY CSD BANs, 4.000%, 6/25/2026	3,234,754
29,368,250		Binghamton, NY BANs, 4.000%, 4/9/2027	29,666,232
3,200,000		Blackrock Muni Yield New York Quality Fund, Inc. NY, (Series W-7A) Weekly VRDPs, (Bank of America N.A. LIQ), 1.710%, 6/4/2026	3,200,000
5,000,000		Bolivar-Richburg, NY CSD BANs, 3.750%, 6/25/2026	5,000,792
33,976,272		Broome County, NY BANs, 4.000%, 4/23/2027	34,351,348
6,136,300		Canajoharie, NY CSD BANs, 3.500%, 6/24/2026	6,137,236
13,000,000		Cato-Meridian, NY CSD BANs, 3.250%, 7/29/2026	13,011,144
6,500,000		Center Moriches, NY UFSD TANs, 3.250%, 6/26/2026	6,502,623
11,300,000		Charlotte Valley, NY CSD BANs, 4.000%, 6/26/2026	11,305,240
2,925,000		Chazy, NY UFSD BANs, 4.000%, 6/25/2026	2,926,396
3,000,000		Cherry Valley-Springfield, NY CSD BANs, 3.750%, 7/16/2026	3,000,714
6,540,000		Cooperstown, NY CSD BANs, 3.750%, 6/25/2026	6,542,038
12,700,000		Cornwall, NY, (Series B) BANs, 3.250%, 9/11/2026	12,710,683
3,000,000		Crown Point, NY CSD BANs, 3.750%, 7/10/2026	3,000,619
13,000,000		Elmira Heights, NY CSD BANs, 3.750%, 6/25/2026	13,010,089
8,955,000		Frankfort -Schuyler NY CSD BANs, 3.250%, 7/31/2026	8,961,454
2,700,000		Gilbertsville-Mount Upton, NY CSD BANs, 4.000%, 6/26/2026	2,700,767
10,525,000		Indian River, NY CSD BANs, 4.000%, 6/25/2026	10,530,363
4,350,000		Irondequoit, NY, (Series C) BANs, 3.250%, 12/11/2026	4,360,506
6,225,000		Johnson City, NY CSD, (Series A) BANs, 3.750%, 7/10/2026	6,230,187
1,527,933		Johnson City, NY CSD, (Series B) BANs, 3.750%, 7/31/2026	1,529,762
9,400,000		LaFargeville, NY CSD BANs, 3.750%, 6/26/2026	9,401,680
5,000,000		Lowville, NY CSD BANs, 4.000%, 6/26/2026	5,001,754
6,410,000		Lyme, NY CSD BANs, 4.000%, 8/6/2026	6,422,159
30,000,000		Maine-Endwell, NY CSD BANs, 3.350%, 7/30/2026	30,023,083
4,000,000		Marathon, NY CSD BANs, 3.350%, 7/23/2026	4,001,662
3,000,000		Morristown, NY CSD BANs, 3.350%, 7/29/2026	3,001,157
3,000,000		Morrisville-Eaton, NY CSD BANs, 3.750%, 7/15/2026	3,000,940
7,300,000		Mount Morris, NY CSD BANs, 3.750%, 6/24/2026	7,301,914
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$ 2,750,000		New York City Housing Development Corp., Tender Option Bond Trust Receipts (2026-MS0088), (Morgan Stanley Bank, N.A. LIQ), 1.740%, Optional Tender 7/9/2026	$ 2,750,000
9,000,000		New York City Transitional Finance Authority Building Aid Revenue (New York City, NY Transitional Finance Authority), (Fiscal 2018 Subseries C-7) Daily VRDNs, (TD Bank, N.A. LIQ), 2.800%, 6/1/2026	9,000,000
4,600,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2014 AA-3 Bonds) Daily VRDNs, (TD Bank, N.A. LIQ), 2.800%, 6/1/2026	4,600,000
30,555,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2025 Subseries EE-1) Daily VRDNs, (TD Bank, N.A. LIQ), 2.800%, 6/1/2026	30,555,000
9,825,000		New York City, NY Municipal Water Finance Authority, (Series 2010CC) Daily VRDNs, (State Street Bank and Trust Co. LIQ), 2.800%, 6/1/2026	9,825,000
36,455,000		New York City, NY Transitional Finance Authority, (Series 2015A-3) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 2.860%, 6/1/2026	36,455,000
13,500,000		New York City, NY, (Fiscal 2022 Subseries D-3) Daily VRDNs, (State Street Bank and Trust Co. LIQ), 2.850%, 6/1/2026	13,500,000
38,000,000		New York State Dormitory Authority (Royal Charter Properties-East, Inc.), Mizuho 3a-7 (Series 2025-MIZ9208) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	38,000,000
1,400,000		New York State HFA (160 Madison Ave, LLC), (Series 2014A) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 2.800%, 6/1/2026	1,400,000
20,000,000		New York State HFA (500 West 30th LLC), Mizuho 3a-7 (Series 2025-MIZ9226) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	20,000,000
17,200,000		New York State HFA (Riverside Center 2 BIT Owner, LLC), Mizuho 3a-7 (Series 2026-MIZ9256) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 1.800%, 6/4/2026	17,200,000
9,125,000		New York State Thruway Authority - Personal Income Tax Revenue, Morgan Stanley 3a-7 (2025-MS0053), (Morgan Stanley Bank, N.A. LIQ), 1.770%, Optional Tender 7/23/2026	9,125,000
1,581,835		Newark Valley, NY CSD, (Series B) BANs, 3.750%, 8/28/2026	1,584,985
444,568		Niagara County, NY IDA (OAHS Niagara Towers TC LLC), Mizuho 3a-7 (Series 2023-MIZ91280) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	444,568
8,855,576		Niagara County, NY IDA (OAHS Urban Park TC LLC), Mizuho 3a-7 (Series 2023-MIZ9126) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 1.800%, 6/4/2026	8,855,576
10,000,000		Oakfield-Alabama, NY CSD BANs, 3.750%, 7/8/2026	10,003,029
3,000,000		Onondaga, NY CSD BANs, 3.750%, 7/16/2026	3,001,431
23,927,651		Otego-Unadilla, NY CSD BANs, 3.750%, 7/16/2026	23,939,628
2,738,575		Owego-Apalachin, NY CSD BANs, 4.000%, 8/14/2026	2,744,233
5,800,000		Parishville-Hopkinton, NY CSD BANs, 3.750%, 6/26/2026	5,801,537
3,000,000		Red Creek, NY CSD BANs, 3.750%, 6/26/2026	3,000,297
2,000,000		Remsen, NY CSD BANs, 3.750%, 6/25/2026	2,000,445
5,655,000		Scio, NY CSD, (Series C) BANs, 3.750%, 6/25/2026	5,655,717
9,000,000		Sleepy Hollow Local Development Corp. (FFAH CAA NY LLC), Mizuho 3a-7 (Series 2026-MIZ9250) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	9,000,000
8,000,000		Southern Cayuga, NY CSD, (Series B) BANs, 3.500%, 7/16/2026	8,002,860
6,785,000		Stockbridge Valley, NY CSD BANs, 3.750%, 6/25/2026	6,786,163
2,000,000		Tuckahoe Common, NY School District TANs, 3.750%, 6/18/2026	2,000,916
3,471,580		Vestal, NY CSD, (Series B) BANs, 4.000%, 9/25/2026	3,485,537
5,000,000		Watertown, NY Enlarged City School District BANs, 3.500%, 6/30/2026	5,001,234
2,840,000		Westchester County, NY Local Development Authority (Westchester County Healthcare Corp. Obligated Group), Tender Option Bond Certificates (Series 2023-XF3195) Weekly VRDNs, (Assured Guaranty, Inc. LOC)/(Barclays Bank PLC LIQ), 1.670%, 6/4/2026	2,840,000
6,000,000		Westmoreland, NY CSD BANs, 3.500%, 6/26/2026	6,001,794
4,910,000		Wheatland-Chili, NY CSD BANs, 4.000%, 6/25/2026	4,912,185
7,450,000		Wood-Ridge Borough, NJ BANs, 3.500%, 7/23/2026	7,455,226
2,000,000		Wyoming, NY CSD BANs, 3.500%, 8/7/2026	2,000,888
		TOTAL	583,856,358
		North Carolina—0.6%
17,400,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000A) Weekly VRDNs, 1.800%, 6/3/2026	17,400,000
6,700,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000B) Weekly VRDNs, 1.800%, 6/3/2026	6,700,000
10,290,000		Raleigh, NC Housing Authority (Roers Raleigh Apartments LLC), Mizuho 3a-7 (Series 2025-MIZ9228) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	10,290,000
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		North Carolina—continued
$ 3,000,000		Yancey County, NC Industrial Facilities & PCFA (Altec Industries, Inc.), (Series 2007) Weekly VRDNs, (Truist Bank LOC), 1.820%, 6/4/2026	$ 3,000,000
		TOTAL	37,390,000
		North Dakota—0.2%
14,750,000		Pembina County, ND (American Crystal Sugar Co.), (Series 2025) Weekly VRDNs, (CoBank, ACB LOC), 1.780%, 6/4/2026	14,750,000
		Ohio—1.8%
6,100,000		Akron-Summit County, OH Public Library BANs, 5.000%, 9/17/2026	6,105,845
4,000,000		Anderson Township, OH Park District BANs, (Ohio State GTD), 4.000%, 3/9/2027	4,043,540
4,500,000		Bay Village, OH BANs, 4.000%, 12/17/2026	4,525,733
4,500,000		Belmont County, OH BANs, 4.250%, 8/11/2026	4,513,494
5,000,000		Cuyahoga, OH Metropolitan Housing Authority (Wade Park Apartments), (Series 2022), (United States Treasury GTD), 3.320%, Mandatory Tender 6/1/2026	5,000,000
5,000,000		Elyria, OH BANs, 3.500%, 12/17/2026	5,018,537
2,000,000		Glenwillow Village, OH BANs, (Ohio State GTD), 4.000%, 7/8/2026	2,001,313
1,350,000		Green City, OH BANs, (Ohio State GTD), 5.000%, 9/17/2026	1,358,151
3,000,000		Martins Ferry City, OH BANs, (Ohio State GTD), 4.000%, 12/14/2026	3,019,433
2,375,000		Middletown, OH BANs, (Ohio State GTD), 4.125%, 6/24/2026	2,376,078
11,250,000		Monroe, OH Local School District BANs, (Ohio State GTD), 4.000%, 12/2/2026	11,317,844
3,975,000		Montgomery, OH BANs, (Ohio State GTD), 4.000%, 6/4/2026	3,975,205
4,085,000		Ohio State Higher Educational Facility Commission (University Circle, Inc. 2020), Morgan Stanley 3a-7 (Series 2024-MS0027), (Morgan Stanley Bank, N.A. LIQ)/(Morgan Stanley Bank, N.A. LOC), 1.770%, Optional Tender 9/10/2026	4,085,000
16,100,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Barclays Golden Blue (Series 2020-002) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.820%, 6/4/2026	16,100,000
9,000,000		Olentangy, OH Local School District BANs, 4.000%, 6/1/2026	9,000,000
1,800,000		Parma Heights, OH BANs, (Ohio State GTD), 4.250%, 6/24/2026	1,800,932
2,800,000		Shaker Heights, OH BANs, 4.000%, 5/5/2027	2,826,421
6,600,000		Solon, OH BANs, (Ohio State GTD), 4.000%, 12/8/2026	6,640,100
6,922,000		Springfield, OH BANs, (Ohio State GTD), 4.000%, 3/23/2027	7,004,409
7,000,000		Toledo-Lucas County, OH Port Authority (Van Deurzen Dairy LLC), (Series 2006) Weekly VRDNs, (AgriBank FCB LOC), 1.780%, 6/4/2026	7,000,000
4,334,000		Trumbull County, OH BANs, (Ohio State GTD), 4.000%, 3/11/2027	4,381,482
7,000,000		Vandalia, OH BANs, (Ohio State GTD), 4.000%, 12/2/2026	7,043,645
4,000,000		Warrensville Heights, OH BANs, (Ohio State GTD), 4.500%, 6/24/2026	4,002,878
		TOTAL	123,140,040
		Oklahoma—1.0%
5,500,000		Garfield County, OK Industrial Authority Pollution Control (Oklahoma Gas and Electric Co.), (Series A) Weekly VRDNs, 1.750%, 6/3/2026	5,500,000
52,855,000		Muskogee, OK Industrial Trust (Oklahoma Gas and Electric Co.), (Series 1997A) Weekly VRDNs, 1.600%, 6/3/2026	52,855,000
10,185,000		Oklahoma HFA (Oak Tree Village), Mizuho 3a-7 (Series 2023-MIZ9152) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	10,185,000
		TOTAL	68,540,000
		Oregon—1.0%
18,295,000		Oregon State Facilities Authority (PeaceHealth), (2018 Series B) Daily VRDNs, (TD Bank, N.A. LOC), 2.800%, 6/1/2026	18,295,000
9,690,000		Oregon State Housing and Community Services Department (CPAH Plambeck Ltd. Partnership), Mizuho 3a-7 (Series 2023-MIZ9138) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	9,690,000
3,610,000		Oregon State Housing and Community Services Department (CPAH Woodland Hearth LP), Mizuho 3a-7 (Series 2025-MIZ9206) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	3,610,000
3,005,000		Oregon State Housing and Community Services Department (CPAH Woodland Hearth LP), Mizuho 3a-7 (Series 2026-MIZ9251) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	3,005,000
11,750,000		Port of Morrow, OR, MS 3a-7 (2024-MS0026), (Morgan Stanley Bank, N.A. LIQ)/(Morgan Stanley Bank, N.A. LOC), 1.770%, Optional Tender 7/23/2026	11,750,000
2,500,000		Port of Portland, OR International Airport, (Series 28), 5.000%, 7/1/2026	2,504,938
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Oregon—continued
$ 19,000,000		Port of Portland, OR International Airport, Morgan Stanley 3a-7 (Series 2025-MS0049), (Morgan Stanley Bank, N.A. LIQ), 1.720%, Optional Tender 7/23/2026	$ 19,000,000
		TOTAL	67,854,938
		Pennsylvania—0.8%
4,335,000		Allegheny County, PA Airport Authority, Tender Option Bond Trust Certificates (Series 2023-ZF3170) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.750%, 6/4/2026	4,335,000
6,400,000		Allegheny County, PA HDA (Dialysis Clinic, Inc.), (Series 1997) Weekly VRDNs, (Fifth Third Bank, N.A. LOC), 1.850%, 6/4/2026	6,400,000
11,060,000		Pennsylvania Economic Development Financing Authority (Villanova University), Morgan Stanley 3a-7 (Series 2025-MS0082) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 1.670%, 6/4/2026	11,060,000
27,000,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), (Series 2013), (Waste Management, Inc. GTD), 2.950%, Mandatory Tender 8/3/2026	27,000,000
8,250,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2025A), (Waste Management Holdings, Inc. GTD), 2.875%, Mandatory Tender 6/1/2026	8,250,000
		TOTAL	57,045,000
		Rhode Island—0.9%
6,585,000		Bristol Warren, RI Regional School District, Series 1 BANs, 4.000%, 4/9/2027	6,647,821
55,000,000		Bristol Warren, RI Regional School District, Series 2 BANs, 4.000%, 6/2/2027	55,613,250
		TOTAL	62,261,071
		South Carolina—0.5%
21,500,000		Berkeley County, SC IDB (Nucor Corp.) Weekly VRDNs, 1.850%, 6/3/2026	21,500,000
10,100,000		Berkeley County, SC IDB (Nucor Corp.), (Series 1997) Weekly VRDNs, 1.850%, 6/3/2026	10,100,000
		TOTAL	31,600,000
		South Dakota—0.4%
8,375,000		South Dakota Economic Development Finance Authority (Plainview Dairy, LLC), (Series 2025) Weekly VRDNs, (AgriBank FCB LOC), 1.780%, 6/4/2026	8,375,000
12,500,000		South Dakota Economic Development Finance Authority (Riverview, LLP Washington Dairy Project), (Series 2023) Weekly VRDNs, (AgriBank FCB LOC), 1.780%, 6/4/2026	12,500,000
2,048,100		South Dakota HDA (Americana Apartments), Mizuho 3a-7 (Series 2024-MIZ9174) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	2,048,100
3,000,000		South Dakota Value Added Finance Authority (Prairie Gold Dairy LLC), (Series 2004) Weekly VRDNs, (CoBank, ACB LOC), 1.780%, 6/4/2026	3,000,000
		TOTAL	25,923,100
		Tennessee—1.1%
6,000,000		Covington, TN IDB (Charms Co.), (Series 1992) Weekly VRDNs, (Bank of America N.A. LOC), 1.550%, 6/3/2026	6,000,000
5,250,000		Lewisburg, TN IDB (Waste Management, Inc.), (Series 2012), 2.950%, Mandatory Tender 8/3/2026	5,250,000
25,620,000		Memphis-Shelby County, TN Industrial Development Board - PCRB (Nucor Steel Memphis, Inc.), (Series 2007) Weekly VRDNs, (Nucor Corp. GTD), 1.850%, 6/3/2026	25,620,000
2,900,000		Metropolitan Government of Nashville & Davidson County, TN Health & Educational Facilities Board (Ewing Heights Apartments), (Series 2024-MIZ9181) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	2,900,000
30,420,000		Metropolitan Nashville, TN Airport Authority, (Series 2026-XX1451) Weekly VRDNs, (Barclays Bank PLC LIQ), 1.690%, 6/4/2026	30,420,000
3,445,000		Metropolitan Nashville, TN Airport Authority, Subordinate Airport Revenue Bonds (Series 2019B), 5.000%, 7/1/2026	3,451,079
		TOTAL	73,641,079
		Texas—11.0%
7,144,000		Bexar County, TX Housing Finance Corp. (Agape Colinas, Inc.), Tender Option Bond Trust Certificates (Series 2024-XF3253) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.850%, 6/4/2026	7,144,000
11,884,000		Bexar County, TX Housing Finance Corp. (Agape Colinas, Inc.), Tender Option Bond Trust Certificates (Series 2024-XF3254) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.850%, 6/4/2026	11,884,000
1,944,247		Bexar County, TX Housing Finance Corp. (Agape Waterford Portfolio, Inc.), Tender Option Bond Trust Certificates (Series 2024-XF3255) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.850%, 6/4/2026	1,944,247
5,001,000		Bexar County, TX Housing Finance Corp. (Agape Waterford Portfolio, Inc.), Tender Option Bond Trust Certificates (Series 2024-XF3257) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.850%, 6/4/2026	5,001,000
7,000,000		Collin County, TX Housing Finance Corp. (Roers Wylie Apartments Owner I LP), Mizuho 3a-7 (Series 2024-MIZ9185) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	7,000,000
15,040,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2023C), 5.000%, 11/1/2026	15,170,117
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$ 4,982,056		El Paso, TX Housing Finance Corp., Mizuho 3a-7 (2022-MIZ9104) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	$ 4,982,056
48,500,000		El Paso, TX Water & Sewer Revenue, CPX, 2.700%, Mandatory Tender 7/15/2026	48,500,000
47,500,000		El Paso, TX Water & Sewer Revenue, CPX, 2.700%, Mandatory Tender 7/15/2026	47,500,000
20,735,000		Harris County, TX Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Barclays 3a-7 (Series 2022-006) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.820%, 6/4/2026	20,735,000
30,050,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2025G) Daily VRDNs, (PNC Bank, N.A. LIQ), 2.850%, 6/1/2026	30,050,000
4,750,000		Harris County, TX, (Series 2025-MS0067E), (Morgan Stanley Bank, N.A. LIQ), 1.770%, Optional Tender 9/10/2026	4,750,000
2,570,000		Harris County, TX, (Series D-2), CP, 2.400%, Mandatory Tender 7/15/2026	2,570,000
5,625,000		Harris County, TX, (Series D-3), CP, 2.400%, Mandatory Tender 7/15/2026	5,625,000
17,750,000		Houston, TX Airport System, (Series A), CP, (Sumitomo Mitsui Banking Corp. LOC), 2.500%, Mandatory Tender 6/4/2026	17,750,000
1,000,000		Houston, TX Airport System, Subordinate Lien Revenue & Refunding Bonds (Series 2018A), 5.000%, 7/1/2026	1,001,784
1,000,000		Houston, TX Airport System, Subordinate Lien Revenue and Refunding Bonds (Series 2023A), (Assured Guaranty, Inc. INS), 5.000%, 7/1/2026	1,001,802
4,260,000		Houston, TX Airport System, Tender Option Bond Trust Receipts (Series 2025-ZF1926) Weekly VRDNs, (Assured Guaranty, Inc. GTD)/(JPMorgan Chase Bank, N.A. LIQ), 1.710%, 6/4/2026	4,260,000
2,600,000		Jefferson County, TX Housing Corp. (Steele Seville LLC), Putters 3a-7 (Series 2025-MIZ9214) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	2,600,000
4,500,000		Jewett, TX EDC (Nucor Corp.), (Series 2003) Weekly VRDNs, 1.850%, 6/3/2026	4,500,000
5,000,000		Mission, TX Economic Development Corp. (Waste Management, Inc.), (Series 2020A), (Waste Management Holdings, Inc. GTD), 2.875%, Mandatory Tender 6/1/2026	5,000,000
5,000,000		Mission, TX Economic Development Corp. (Waste Management, Inc.), (Series 2020B), (Waste Management Holdings, Inc. GTD), 2.875%, Mandatory Tender 6/1/2026	5,000,000
6,000,000		Mission, TX Economic Development Corp. (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2025A), (Waste Management Holdings, Inc. GTD), 2.875%, Mandatory Tender 6/1/2026	6,000,000
25,500,000		New Braunfels, TX (New Braunfels, TX Utility System), Utility System Revenue Refunding Bonds (Series 2022), CP, 2.450%, Mandatory Tender 6/2/2026	25,500,000
6,000,000		North Texas Municipal Water District Water System, Water System Revenue Bonds - Extendable Commercial Paper Mode, CPX, 2.480%, Mandatory Tender 6/5/2026	6,000,000
19,200,000		Port Arthur Navigation District, TX IDC (Air Products LP), (Series 2005) Daily VRDNs, (Air Products & Chemicals, Inc. GTD), 2.950%, 6/1/2026	19,200,000
8,000,000		Port Arthur Navigation District, TX IDC (Route 86 Biogas, LLC), (Series 2023) Weekly VRDNs, (CoBank, ACB LOC), 1.780%, 6/4/2026	8,000,000
115,600,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002A) Daily VRDNs, 3.100%, 6/1/2026	115,600,000
19,500,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2003) Daily VRDNs, 3.000%, 6/1/2026	19,500,000
11,700,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2005) Daily VRDNs, 3.000%, 6/1/2026	11,700,000
40,800,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2006) Daily VRDNs, 3.000%, 6/1/2026	40,800,000
35,000,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2007) Daily VRDNs, 3.000%, 6/1/2026	35,000,000
2,410,000		Texas Community Housing & Economic Development Corp. (Agape Helotes, Inc.), Tender Option Bond Trust Receipts (Series 2025-XF3387) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.850%, 6/4/2026	2,410,000
2,500,000		Texas Community Housing & Economic Development Corp. (Agape Helotes, Inc.), Tender Option Bond Trust Receipts (Series 2025-XF3390) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.850%, 6/4/2026	2,500,000
15,000,000		Texas State Department of Housing & Community Affairs (Onion Creek Housing Partners Ltd.), (Series 2007) Weekly VRDNs, (FNMA LOC), 1.670%, 6/4/2026	15,000,000
7,000,000		Texas State Public Finance Authority (Texas State), (Series 2016B), CP, 2.500%, Mandatory Tender 7/1/2026	7,000,000
9,100,000		Texas State, Morgan Stanley 3a-7 (Series 2025-MS0047), (Morgan Stanley Bank, N.A. LIQ), 1.720%, Optional Tender 7/23/2026	9,100,000
1,025,000		Texas State, Veterans Bonds (Series 2020) Weekly VRDNs, (FHLB of Dallas LIQ), 1.500%, 6/3/2026	1,025,000
12,500,000		University of Texas System (The Board of Regents of) - Permanent University Fund, (Series A), CP, 2.400%, Mandatory Tender 7/23/2026	12,500,000
11,000,000		University of Texas System (The Board of Regents of) - Permanent University Fund, (Series A), CP, 2.480%, Mandatory Tender 6/16/2026	11,000,000
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$ 8,750,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.350%, Mandatory Tender 6/22/2026	$ 8,750,000
4,525,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.400%, Mandatory Tender 7/1/2026	4,525,000
2,500,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.400%, Mandatory Tender 7/8/2026	2,500,000
5,655,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.400%, Mandatory Tender 7/15/2026	5,655,000
13,000,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.400%, Mandatory Tender 8/5/2026	13,000,000
17,299,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.400%, Mandatory Tender 8/18/2026	17,299,000
6,250,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.410%, Mandatory Tender 6/11/2026	6,250,000
12,500,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.450%, Mandatory Tender 6/4/2026	12,500,000
12,500,000		University of Texas System (The Board of Regents of), (Series C-2), CP, 2.400%, Mandatory Tender 7/9/2026	12,500,000
11,500,000		University of Texas System (The Board of Regents of), Revenue Financing System (Series A), CP, 2.370%, Mandatory Tender 6/26/2026	11,500,000
12,000,000		University of Texas System (The Board of Regents of), Revenue Financing System (Series A), CP, 2.400%, Mandatory Tender 7/7/2026	12,000,000
23,320,000		University of Texas System (The Board of Regents of), Revenue Financing System (Series A), CP, 2.420%, Mandatory Tender 6/18/2026	23,320,000
10,000,000		University of Texas System (The Board of Regents of), Revenue Financing System (Series A), CP, 2.530%, Mandatory Tender 9/17/2026	10,000,000
		TOTAL	741,603,006
		Utah—0.2%
1,500,000		Salt Lake City, UT Department of Airports, Airport Revenue Bonds (Series 2017A), 5.000%, 7/1/2026	1,503,053
2,610,000		Salt Lake City, UT Department of Airports, Airport Revenue Bonds (Series 2021A), 5.000%, 7/1/2026	2,614,662
6,670,000		Salt Lake City, UT Department of Airports, Tender Option Bond Trust Receipts (Series 2025-XF8009) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.690%, 6/4/2026	6,670,000
		TOTAL	10,787,715
		Vermont—0.1%
9,025,000		Vermont HFA MFH (Steele Heritage & Lane LLC), Mizuho 3a-7 (Series 2023-MIZ9146) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	9,025,000
		Virginia—0.6%
15,120,000		Arlington, VA IDA (Lenox Club Apartment), BAML 3a-7 (Series 2024-BAML6038) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.950%, 6/1/2026	15,120,000
5,400,000		Botetourt County, VA IDA (Altec Industries, Inc.), (Series 2001) Weekly VRDNs, (Bank of America N.A. LOC), 1.750%, 6/4/2026	5,400,000
17,250,000		Virginia Small Business Financing Authority (Virginia Everywhere, LLC), (Series 2025), CP, (Credit Agricole Corporate and Investment Bank LOC), 2.450%, Mandatory Tender 9/3/2026	17,250,000
		TOTAL	37,770,000
		Washington—1.0%
41,795,000		Port of Tacoma, WA, (Series 2008: Subordinate Lien) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 1.630%, 6/3/2026	41,795,000
8,195,000		Seattle Chinatown International District, WA Preservation and Development Authority (Lot On The Hill LLLP), Mizuho 3a-7 (Series 2024-MIZ9156) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	8,195,000
14,250,000		Tacoma, WA Electric System, Morgan Stanley 3a-7 (Series 2025-MS0065E) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 1.770%, 6/4/2026	14,250,000
		TOTAL	64,240,000
		West Virginia—1.4%
46,000,000		West Virginia EDA Solid Waste Disposal Facilities (Nucor Steel West Virginia LLC), (Series 2025A-1) Weekly VRDNs, (Nucor Corp. GTD), 1.850%, 6/3/2026	46,000,000
45,000,000		West Virginia EDA Solid Waste Disposal Facilities (Nucor Steel West Virginia LLC), (Series 2025B-1) Weekly VRDNs, (Nucor Corp. GTD), 1.900%, 6/3/2026	45,000,000
		TOTAL	91,000,000
		Wisconsin—0.9%
15,732,000		Public Finance Authority, WI (Agape Meadowcreek, Inc.), Tender Option Bond Trust Floater Certificates (Series 2022-XF3026) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.850%, 6/4/2026	15,732,000
320,000		West Bend, WI IDA (Jackson Concrete, Inc.), (Series 2006) Weekly VRDNs, (U.S. Bank, N.A. LOC), 2.020%, 6/4/2026	320,000
28,940,000		Wisconsin Public Finance Authority (SR 400 Peach Partners, LLC), Tender Option Bond Trust Receipts (Series 2025-XF8022) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 1.670%, 6/4/2026	28,940,000
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Wisconsin—continued
$ 10,000,000
Wisconsin Public Finance Authority (SR 400 Peach Partners, LLC), Tender Option Bond Trust Receipts
(Series 2025-XL0680) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.670%, 6/4/2026
			$ 10,000,000
1,050,000		Wisconsin State Public Finance Authority (Birchwood Properties LP), (Series 2016) Weekly VRDNs, (FHLB of Des Moines LOC), 1.690%, 6/4/2026	1,050,000
8,000,000		Wisconsin State Public Finance Authority (Waste Management, Inc.), (Series A-3), (Waste Management Holdings, Inc. GTD), 2.950%, Mandatory Tender 8/3/2026	8,000,000
		TOTAL	64,042,000
		TOTAL INVESTMENT IN SECURITIES—100.4% (AT AMORTIZED COST)[2]	6,739,520,325
		OTHER ASSETS AND LIABILITIES - NET—(0.4)%[3]	(24,323,453)
		NET ASSETS—100%	$6,715,196,872
Securities that are subject to the federal alternative minimum tax (AMT) represent 52.63% of the portfolio as calculated based upon total market value (percentage is unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at May 31, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Financial Statements and Additional Information

In valuing the Fund’s assets as of May 31, 2026, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
CPX	—Commercial Paper Extendible
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HDA	—Hospital Development Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
LIQ	—Liquidity Agreement
LLLP	—Limited Liability Limited Partnership
LLP	—Limited Liability Partnership
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Financing Authority
PCRB	—Pollution Control Revenue Bond
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
TANs	—Tax Anticipation Notes
UFSD	—Union Free School District
UT	—Unlimited Tax
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.023	0.029	0.034	0.020	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.023	0.029	0.034	0.020	0.000[2]
Less Distributions:
Distributions from net investment income	(0.023)	(0.029)	(0.034)	(0.020)	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	—	(0.000)[2]	(0.000)[2]
Total Distributions	(0.023)	(0.029)	(0.034)	(0.020)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.30%	2.95%	3.45%	1.99%	0.04%
Ratios to Average Net Assets:
Net expenses[4]	0.50%	0.49%	0.46%	0.56%	0.27%
Net investment income	2.26%	2.87%	3.40%	0.51%	0.03%
Expense waiver/reimbursement[5]	0.08%	0.08%	0.08%	0.08%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$126,961	$81,235	$25,377	$14,098	$700,243

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Investment Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.021	0.026	0.031	0.017	0.000[2]
Net realized gain (loss)	0.000[2]	0.001	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.021	0.027	0.031	0.017	0.000[2]
Less Distributions:
Distributions from net investment income	(0.021)	(0.027)	(0.031)	(0.017)	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	—	(0.000)[2]	(0.000)[2]
Total Distributions	(0.021)	(0.027)	(0.031)	(0.017)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.07%	2.70%	3.15%	1.76%	0.02%
Ratios to Average Net Assets:
Net expenses[4]	0.72%	0.73%	0.76%	0.78%	0.27%
Net investment income	1.99%	2.59%	3.16%	1.93%	0.01%
Expense waiver/reimbursement[5]	0.11%	0.11%	0.11%	0.12%	0.63%
Supplemental Data:
Net assets, end of period (000 omitted)	$150,220	$47,624	$12,744	$1,342	$2,874

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.026	0.031	0.037	0.023	0.001
Net realized gain (loss)	0.000[2]	0.001	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.026	0.032	0.037	0.023	0.001
Less Distributions:
Distributions from net investment income	(0.026)	(0.032)	(0.037)	(0.023)	(0.001)
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	—	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.026)	(0.032)	(0.037)	(0.023)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.59%	3.23%	3.71%	2.34%	0.12%
Ratios to Average Net Assets:
Net expenses[4]	0.21%	0.21%	0.21%	0.21%	0.19%
Net investment income	2.56%	3.14%	3.65%	2.38%	0.13%
Expense waiver/reimbursement[5]	0.08%	0.08%	0.08%	0.09%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,209,252	$5,397,273	$3,746,330	$2,371,755	$1,772,201

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.023	0.028	0.034	0.021	0.001
Net realized gain (loss)	0.000[2]	0.001	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.023	0.029	0.034	0.021	0.001
Less Distributions:
Distributions from net investment income	(0.023)	(0.029)	(0.034)	(0.021)	(0.001)
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	—	(0.000)[2]	(0.000)[2]
Total Distributions	(0.023)	(0.029)	(0.034)	(0.021)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.34%	2.98%	3.46%	2.09%	0.05%
Ratios to Average Net Assets:
Net expenses[4]	0.46%	0.46%	0.46%	0.46%	0.25%
Net investment income	2.31%	2.81%	3.40%	2.03%	0.05%
Expense waiver/reimbursement[5]	0.08%	0.08%	0.08%	0.09%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$638,584	$625,080	$204,398	$213,084	$232,943

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.019	0.024	0.030	0.016	0.000[2]
Net realized gain (loss)	0.000[2]	0.001	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.019	0.025	0.030	0.016	0.000[2]
Less Distributions:
Distributions from net investment income	(0.019)	(0.025)	(0.030)	(0.016)	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	—	(0.000)[2]	(0.000)[2]
Total Distributions	(0.019)	(0.025)	(0.030)	(0.016)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.88%	2.51%	3.00%	1.64%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	0.91%	0.91%	0.91%	0.90%	0.29%
Net investment income	1.86%	2.37%	2.96%	1.59%	0.01%
Expense waiver/reimbursement[5]	0.08%	0.08%	0.08%	0.09%	0.71%
Supplemental Data:
Net assets, end of period (000 omitted)	$137,206	$152,567	$53,911	$58,942	$71,843

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.018	0.024	0.028	0.015	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.018	0.024	0.028	0.015	0.000[2]
Less Distributions:
Distributions from net investment income	(0.018)	(0.024)	(0.028)	(0.015)	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	—	(0.000)[2]	(0.000)[2]
Total Distributions	(0.018)	(0.024)	(0.028)	(0.015)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.77%	2.40%	2.88%	1.53%	0.01%
Ratios to Average Net Assets:
Net expenses[4]	1.02%	1.02%	1.02%	1.01%	0.29%
Net investment income	1.75%	2.36%	2.84%	1.48%	0.01%
Expense waiver/reimbursement[5]	0.22%	0.22%	0.22%	0.24%	0.97%
Supplemental Data:
Net assets, end of period (000 omitted)	$114,555	$143,052	$165,380	$196,830	$237,579

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.025	0.031	0.036	0.022	0.001
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.025	0.031	0.036	0.022	0.001
Less Distributions:
Distributions from net investment income	(0.025)	(0.031)	(0.036)	(0.022)	(0.001)
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	—	(0.000)[2]	(0.000)[2]
Total Distributions	(0.025)	(0.031)	(0.036)	(0.022)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.49%	3.12%	3.61%	2.24%	0.09%
Ratios to Average Net Assets:
Net expenses[4]	0.31%	0.31%	0.31%	0.31%	0.21%
Net investment income	2.46%	3.06%	3.55%	2.26%	0.07%
Expense waiver/reimbursement[5]	0.08%	0.08%	0.08%	0.09%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$338,418	$338,705	$287,070	$231,540	$195,389

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
May 31, 2026

Assets:
Investment in securities, at amortized cost and fair value	$6,739,520,325
Cash	1,318,341
Income receivable	43,306,405
Receivable for investments sold	9,117,513
Receivable for shares sold	15,528,998
Total Assets	6,808,791,582
Liabilities:
Payable for investments purchased	80,644,386
Payable for shares redeemed	11,603,079
Income distribution payable	492,117
Payable for investment adviser fee (Note 5)	65,334
Payable for administrative fee (Note 5)	42,508
Payable for distribution services fee (Note 5)	140,252
Payable for other service fees (Notes 2 and 5)	300,735
Accrued expenses (Note 5)	306,299
Total Liabilities	93,594,710
Net assets for 6,715,098,698 shares outstanding	$6,715,196,872
Net Assets Consist of:
Paid-in capital	$6,715,078,389
Total distributable earnings (loss)	118,483
Net Assets	$6,715,196,872
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$126,961,474 ÷ 126,959,635 shares outstanding, no par value, unlimited shares authorized	$1.00
Investment Shares:
$150,219,911 ÷ 150,217,718 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$5,209,251,915 ÷ 5,209,175,739 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$638,583,776 ÷ 638,574,432 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$137,206,009 ÷ 137,204,001 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$114,555,485 ÷ 114,553,808 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$338,418,302 ÷ 338,413,365 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended May 31, 2026

Investment Income:
Interest	$197,353,718
Expenses:
Investment adviser fee (Note 5)	14,236,969
Administrative fee (Note 5)	5,508,910
Custodian fees	205,035
Transfer agent fees (Note 2)	453,456
Directors’/Trustees’ fees (Note 5)	35,985
Auditing fees	28,165
Legal fees	6,767
Portfolio accounting fees	279,831
Distribution services fee (Note 5)	1,383,030
Other service fees (Notes 2 and 5)	2,993,427
Share registration costs	341,519
Printing and postage	73,290
Miscellaneous (Note 5)	27,649
TOTAL EXPENSES	25,574,033
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	(5,565,959)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(188,734)
TOTAL WAIVERS AND REIMBURSEMENT	(5,754,693)
Net expenses	19,819,340
Net investment income	177,534,378
Net realized gain on investments	118,662
Change in net assets resulting from operations	$177,653,040
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended May 31	2026	2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$177,534,378	$164,502,934
Net realized gain (loss)	118,662	2,895
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	177,653,040	164,505,829
Distributions to Shareholders:
Automated Shares	(2,392,749)	(1,003,498)
Investment Shares	(1,291,130)	(913,264)
Wealth Shares	(146,295,334)	(133,719,389)
Service Shares	(14,739,021)	(12,586,041)
Cash II Shares	(2,747,628)	(2,881,057)
Cash Series Shares	(2,047,099)	(3,787,200)
Capital Shares	(8,030,304)	(10,131,697)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(177,543,265)	(165,022,146)
Share Transactions:
Proceeds from sale of shares	11,182,465,071	10,895,047,825
Net asset value of shares issued to shareholders in payment of distributions declared	168,324,159	154,103,435
Cost of shares redeemed	(11,421,237,608)	(8,758,309,199)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(70,448,378)	2,290,842,061
Change in net assets	(70,338,603)	2,290,325,744
Net Assets:
Beginning of period	6,785,535,475	4,495,209,731
End of period	$6,715,196,872	$6,785,535,475
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
May 31, 2026
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) may impose a discretionary liquidity fee of up to 2% of the value of the shares redeemed, if the Fund’s Board of Trustees (the “Trustees”), or its delegate, determines such liquidity fee is in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $5,754,693 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Annual Financial Statements and Additional Information

Transfer Agent Fees
For the year ended May 31, 2026, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$49,801	$(5,104)
Investment Shares	25,997	—
Wealth Shares	95,982	(82)
Service Shares	10,704	—
Cash II Shares	146,517	—
Cash Series Shares	118,962	(34,946)
Capital Shares	5,493	(16)
TOTAL	$453,456	$(40,148)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended May 31, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$264,032
Investment Shares	163,737
Service Shares	1,577,525
Cash II Shares	368,419
Cash Series Shares	293,039
Capital Shares	326,675
TOTAL	$2,993,427
For the year ended May 31, 2026, the Fund’s Wealth Shares did not incur other service fees; however, it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended May 31, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2026, tax years 2023 through 2026 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Financial Statements and Additional Information

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 5/31/2026		Year Ended 5/31/2025
Automated Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	169,063	$169,063	104,397	$104,397
Shares issued to shareholders in payment of distributions declared	2,384	2,384	988	988
Shares redeemed	(125,722)	(125,722)	(49,524)	(49,524)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	45,725	$45,725	55,861	$55,861
	Year Ended 5/31/2026		Year Ended 5/31/2025
Investment Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	460,631	$460,631	140,542	$140,542
Shares issued to shareholders in payment of distributions declared	1,211	1,211	758	758
Shares redeemed	(359,249)	(359,249)	(106,418)	(106,418)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	102,593	$102,593	34,882	$34,882
	Year Ended 5/31/2026		Year Ended 5/31/2025
Wealth Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	8,545,118	$8,545,118	8,245,931	$8,245,931
Shares issued to shareholders in payment of distributions declared	138,462	138,462	124,624	124,624
Shares redeemed	(8,871,687)	(8,871,687)	(6,719,182)	(6,719,182)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(188,107)	$(188,107)	1,651,373	$1,651,373
	Year Ended 5/31/2026		Year Ended 5/31/2025
Service Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	941,649	$941,649	1,125,372	$1,125,372
Shares issued to shareholders in payment of distributions declared	13,613	13,613	11,282	11,282
Shares redeemed	(941,769)	(941,769)	(715,948)	(715,948)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	13,493	$13,493	420,706	$420,706
	Year Ended 5/31/2026		Year Ended 5/31/2025
Cash II Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	378,355	$378,355	419,676	$419,676
Shares issued to shareholders in payment of distributions declared	2,743	2,743	2,875	2,875
Shares redeemed	(396,461)	(396,461)	(323,889)	(323,889)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(15,363)	$(15,363)	98,662	$98,662
	Year Ended 5/31/2026		Year Ended 5/31/2025
Cash Series Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	319,190	$319,190	363,602	$363,602
Shares issued to shareholders in payment of distributions declared	1,998	1,998	3,725	3,725
Shares redeemed	(349,687)	(349,687)	(389,637)	(389,637)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(28,499)	$(28,499)	(22,310)	$(22,310)
Annual Financial Statements and Additional Information

	Year Ended 5/31/2026		Year Ended 5/31/2025
Capital Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	368,459	$368,459	495,527	$495,527
Shares issued to shareholders in payment of distributions declared	7,912	7,912	9,852	9,852
Shares redeemed	(376,662)	(376,662)	(453,712)	(453,712)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(291)	$(291)	51,667	$51,667
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(70,449)	$(70,449)	2,290,841	$2,290,841
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2026 and 2025, was as follows:
	2026	2025
Tax-exempt income	$177,435,915	$164,461,102
Ordinary income[1]	$107,129	$432,083
Long-term capital gains	$221	$128,961

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of May 31, 2026, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$(143)
Undistributed ordinary income[1]	$112,123
Undistributed long-term capital gains	$6,503
TOTAL	$118,483

1	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended May 31, 2026, the Adviser voluntarily waived $5,565,959 of its fee and voluntarily reimbursed $40,148 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2026, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Annual Financial Statements and Additional Information

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Investment Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Investment Shares	0.25%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2026, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Investment Shares	$163,737	$(19,649)
Cash II Shares	516,000	—
Cash Series Shares	703,293	(128,937)
TOTAL	$1,383,030	$(148,586)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
For the year ended May 31, 2026, FSC retained $216,286 of fees paid by the Fund.
Other Service Fees
For the year ended May 31, 2026, FSSC received $1,015 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.50%, 0.78%, 0.21%, 0.46%, 0.91%, 1.02% and 0.31% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2027; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Interfund Transactions
During the year ended May 31, 2026, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,500,665,000 and $2,647,049,476, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2026, there were no outstanding loans. During the year ended May 31, 2026, the program was not utilized.
7. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which is insured by the Federal Deposit Insurance Corporation (FDIC) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
Annual Financial Statements and Additional Information

8. Operating Segments
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended May 31, 2026, 51.9% of total ordinary income distributions qualified as business interest income for purposes of 163(j) of the Code and the regulations thereunder.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Shareholders of Federated Hermes Municipal Obligations Fund and the Board of Trustees of Federated Hermes Money Market Obligations Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Municipal Obligations Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of May 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
July 24, 2026
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2026
Federated Hermes Municipal Obligations Fund (the “Fund”)
At its meetings in May 2026 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) a copy of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
Annual Financial Statements and Additional Information

led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year.
The Board considered that for the one-year period ended December 31, 2025, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the Board found that the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Annual Financial Statements and Additional Information

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lack precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are
Annual Financial Statements and Additional Information

designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Municipal Obligations Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919643
CUSIP 608919635
CUSIP 60934N658
CUSIP 60934N641
CUSIP 608919668
CUSIP 608919650
CUSIP 60934N633
Q450516 (7/26)
© 2026 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
May 31, 2026

Share Class | Ticker	Wealth | TBIXX	Advisor | TBVXX	Service | TBSXX

Federated Hermes Tax-Free Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
May 31, 2026
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—101.2%
		Alabama—2.9%
$ 14,945,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-A) Daily VRDNs, 2.880%, 6/1/2026	$ 14,945,000
16,400,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series C) Daily VRDNs, 2.800%, 6/1/2026	16,400,000
4,165,000		Cooperative District of Fort Spanish, AL, Tender Option Bond Trust Receipts (Series 2021-XF2959) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.850%, 6/4/2026	4,165,000
8,205,000		Lower Alabama Gas District, Tender Option Bond Trust Certificates (Series 2024-YX1345) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.670%, 6/4/2026	8,205,000
47,700,000		Mobile, AL IDB (Alabama Power Co.), (First Series 2009: Barry Plant) Daily VRDNs, 2.880%, 6/1/2026	47,700,000
1,250,000		Southeast Alabama Gas Supply District, (Series 2024-XF1694) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.620%, 6/4/2026	1,250,000
85,425,000		UAB St Vincent’s Health System Authority, BAML 3a-7 (Series 2025-BAML5063), (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.770%, Optional Tender 7/9/2026	85,425,000
		TOTAL	178,090,000
		Alaska—0.5%
31,635,000		Anchorage, AK, PUTTERs 3a-7 (Series 2026-5112) Daily VRDNs, (J.P. Morgan Securities LLC LIQ), 3.150%, 6/1/2026	31,635,000
		Arizona—3.0%
9,475,000		Arizona State Development Authority (Roers Casa Grande Apartments Owner LLC), Mizuho 3a-7 (Series 2024-MIZ9161) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 1.800%, 6/4/2026	9,475,000
3,325,000		Arizona State IDA (IH Phoenix Apartments Owner I LLC), Mizuho 3a-7 (Series 2025-MIZ9215) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	3,325,000
2,500,000		Arizona State IDA (IH Phoenix Apartments Owner II LLC), Mizuho 3a-7 (Series 2025-MIZ9220) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	2,500,000
7,038,433		Arizona State IDA (Roers Casa Grande Apartments Owner LLC), Mizuho 3a-7 (Series 2024-MIZ9187) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	7,038,433
4,700,000		Arizona State IDA (Roers Flagstaff Apartment Owner LLC), Mizuho 3a-7 (Series 2023-MIZ9157) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 1.800%, 6/4/2026	4,700,000
4,696,723		Arizona State IDA (Roers Flagstaff Apartment Owner LLC), Mizuho 3a-7 (Series 2025-MIZ9213) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	4,696,723
4,732,903		Arizona State IDA (Roers Maricopa Apartments Owner LLC), Mizuho 3a-7 (Series 2023-MIZ9155) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 1.800%, 6/4/2026	4,732,903
71,550,000		Arizona State IDA (Vaseo Apartments LP), Mizuho 3a-7 (Series 2023-MIZ9118) Weekly VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.670%, 6/4/2026	71,550,000
18,250,000		Arizona State IDA (Washington Yu Ying Public Charter School), Tender Option Bond Trust Receipts (Series 2025-ESRF002) Weekly VRDNs, (PNC Bank, N.A. LOC), 1.590%, 6/4/2026	18,250,000
16,750,000		Arizona State IDA (Zeta Charter Schools, Inc. Obligated Group), Tender Option Bond Trust Receipts (Series 2025-ESRF001) Weekly VRDNs, (PNC Bank, N.A. LOC), 1.590%, 6/4/2026	16,750,000
4,370,000		Arizona State IDA, Mizuho 3a-7 (Series 2024-MIZ9180) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	4,370,000
18,690,000		Maricopa County, AZ, IDA (CG Lakewood Apartments, LLC), BAML 3a-7 (Series 2023-BAML6008) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.720%, 6/4/2026	18,690,000
13,500,000		Maricopa County, AZ, IDA (ML Casa V LP), BAML 3a-7 (Series 2023-BAML6009) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.720%, 6/4/2026	13,500,000
9,225,000		Maricopa County, AZ, IDA (Tramonto Apartments LLC), BAML 3a-7 (Series 2023-BAML6007) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.720%, 6/4/2026	9,225,000
		TOTAL	188,803,059
		Arkansas—0.3%
20,000,000		Springdale, AR Sales & Use Revenue, Tender Option Bond Trust Receipts (Series 2023-XF1559) Daily VRDNs, (Build America Mutual Assurance INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.020%, 6/1/2026	20,000,000
		California—5.5%
24,230,000		California Community Choice Financing Authority, Tender Option Bond Trust Certificates (Series 2023-XF3213) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.670%, 6/4/2026	24,230,000
37,570,000		California Health Facilities Financing Authority (CommonSpirit Health), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.770%, 6/4/2026	37,570,000
20,100,000		California HFA (Residency at Empire I LP), Tender Option Bond Trust Receipts (Series 2023-XF3077) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.850%, 6/4/2026	20,100,000
Annual Financial Statements and Additional Information
1

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$ 8,500,000		California Municipal Finance Authority (Montague Parkway Associates LP), Mizuho 3a-7 (2020-MIZ9041) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. LIQ), 2.950%, 6/1/2026	$ 8,500,000
6,900,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004I), CP, 2.350%, Mandatory Tender 8/5/2026	6,900,000
3,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004I), CP, 2.380%, Mandatory Tender 8/6/2026	3,000,000
13,600,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 2.380%, Mandatory Tender 8/6/2026	13,600,000
7,932,534		California Statewide Communities Development Authority (Lexington Green Community Partners II, LP), Mizuho 3a-7 (Series 2024-MIZ9184) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.750%, 6/4/2026	7,932,534
11,000,000		JPMorgan Chase Putters/Drivers Trust (Federal Home Loan Mortgage Corp.), PUTTERs 3a-7 (Series 3007DB) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(JPMorgan Chase Bank, N.A. LIQ), 2.950%, 6/1/2026	11,000,000
10,170,000		Los Angeles County, CA Housing Authority Multi Family Housing (The Solemint Heights Partnership), Mizuho 3a-7 (Series 2020-MIZ9039) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. LIQ), 2.950%, 6/1/2026	10,170,000
8,000,000		Los Angeles, CA Multi-Family Housing Revenue Bonds (Grand Avenue M Urban Housing LLC), Mizuho 3a-7 (Series 2025-9221) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.750%, 6/4/2026	8,000,000
25,000,000		River Islands, CA Public Financing Authority-Community Facilities District No. 2015-1, Mizuho 3a-7 (Series 2024-MIZ9188) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.750%, 6/4/2026	25,000,000
22,390,000		San Diego, CA Housing Authority (Scripps Mesa Apartments), Mizuho 3a-7 (Series 2024-MIZ9198) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.750%, 6/4/2026	22,390,000
32,100,000		San Francisco, CA City & County Multi-Family Housing (Block 9 MRU Residential LLC), Mizuho 3a-7 (Series 2023-MIZ9119) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 2.950%, 6/1/2026	32,100,000
75,000,000		San Francisco, CA City and County (1500 Mission Urban Housing LP), Mizuho 3a-7 (Series 2022-MIZ9115) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.750%, 6/4/2026	75,000,000
10,355,671		San Francisco, CA City and County (1601 Mariposa Apartments), Mizuho 3a-7 (Series 2022-MIZ9095) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.750%, 6/4/2026	10,355,671
23,861,000		San Francisco, CA City and County (Transbay Block 8 Tower Apartments Obligated Group), Mizuho 3a-7 (2021-MIZ9063) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.750%, 6/4/2026	23,861,000
		TOTAL	339,709,205
		Colorado—0.1%
6,000,000		Denver, CO City and County Board of Water Commissioners, (Series 2023A), CP, (Bank of America N.A. LIQ), 2.400%, Mandatory Tender 6/23/2026	6,000,000
		Connecticut—0.4%
20,500,000		Connecticut State HFA, (Series 2025 E-3) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.450%, 6/4/2026	20,500,000
2,110,000		Shelton, CT Housing Authority (Crosby Commons), (Series 1998) Weekly VRDNs, (Manufacturers & Traders Trust Co. LOC), 1.770%, 6/4/2026	2,110,000
		TOTAL	22,610,000
		Delaware—0.1%
4,140,000		Delaware State Housing Authority (Christiana Village Apartments LLC), Mizuho 3a-7 (Series 2024-MIZ9175) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	4,140,000
2,577,608		Delaware State Housing Authority (Christiana Village Apartments, LLC), (Series 2024-MIZ9182) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	2,577,608
		TOTAL	6,717,608
		District of Columbia—0.9%
12,000,000		District of Columbia (Children’s Hospital Obligated Group/DC), (Series 2025) Weekly VRDNs, (Truist Bank LOC), 1.640%, 6/4/2026	12,000,000
27,760,000		District of Columbia Housing Finance Agency Multifamily Development, Tender Option Bond Trust Receipts (Series 2025-CF7039) Weekly VRDNs, (Citibank, N.A. LIQ)/(Citibank, N.A. LOC), 1.690%, 6/4/2026	27,760,000
15,000,000		District of Columbia, Commercial Paper BAN Series 2025A, CP, (Barclays Bank PLC LOC), 2.570%, Mandatory Tender 8/6/2026	15,000,000
		TOTAL	54,760,000
		Florida—6.6%
15,440,000		Broward County, FL HFA (Landings at Coconut Creek), BAML 3a-7 (Series 2023-BAML6006) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.720%, 6/4/2026	15,440,000
11,470,000		Broward County, FL HFA (ML Casa V LP), BAML 3a-7 (BAML-6018) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.690%, 6/4/2026	11,470,000
Annual Financial Statements and Additional Information
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—continued
$ 5,575,000
Broward County, FL Tourist Development Tax Special Revenue, Tender Option Bond Trust Receipts (Series 2023-XL0429)
Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 1.680%, 6/4/2026
			$ 5,575,000
3,785,000		Federal Home Loan Mortgage Corp. (The Gallery at Smathers Plaza), Citi 3a-7 (Series 2025-CF7017) Weekly VRDNs, (Citibank, N.A. LIQ)/(Citibank, N.A. LOC), 1.690%, 6/4/2026	3,785,000
14,405,000		Florida Development Finance Corp. (Baptist Health System, Inc.), (Series BAML5066), (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.720%, Optional Tender 6/18/2026	14,405,000
15,000,000		Highlands County, FL Health Facilities Authority (Advent Health System/Sunbelt Obligated Group), (Series D-2) Weekly VRDNs, 1.450%, 6/4/2026	15,000,000
35,255,000		Hillsborough County, FL IDA (BayCare Obligated Group), (Series 2020B) Daily VRDNs, (TD Bank, N.A. LOC), 2.800%, 6/1/2026	35,255,000
12,580,000		JEA, FL Water & Sewer System, (2008 Series A-2: Senior Revenue Bonds) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 1.650%, 6/3/2026	12,580,000
6,800,000		JEA, FL Water & Sewer System, (2008 Series A-2: Subordinate Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.580%, 6/4/2026	6,800,000
8,025,000		JEA, FL Water & Sewer System, (Series 2025 MS0033), (Morgan Stanley Bank, N.A. LIQ), 1.730%, Optional Tender 9/10/2026	8,025,000
51,050,000		Lee County, FL IDA (Lee Health Systems, Inc.), (2026 Series B) Daily VRDNs, (TD Bank, N.A. LOC), 2.850%, 6/1/2026	51,050,000
14,500,000		Martin County, FL (Florida Power & Light Co.), (Series 2022) Weekly VRDNs, 1.690%, 6/4/2026	14,500,000
7,500,000		Miami-Dade County, FL (Miami-Dade County, FL Water & Sewer), (Series 2025-XL0725) Daily VRDNs, (Wells Fargo Bank, N.A. LIQ), 2.900%, 6/1/2026	7,500,000
12,558,720		Miami-Dade County, FL HFA (Cordoba FL TC, LP), Mizuho 3a-7 (2021-MIZ9072) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	12,558,720
1,245,000		Miami-Dade County, FL HFA (Superior Manor Phase II LLC), Mizuho 3a-7 (2022-MIZ9087) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	1,245,000
4,000,000		Miami-Dade County, FL IDA (Florida Power & Light Co.), (Series 2021) Weekly VRDNs, 1.650%, 6/3/2026	4,000,000
49,700,000		Palm Beach County, FL Health Facilities Authority (Morselife Obligated Group), Golden Blue 3a-7 (Series 2023-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.920%, 6/4/2026	49,700,000
18,940,000		Pasco County, FL, Tender Option Bond Trust Receipts (Series 2025-XM1213) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.670%, 6/4/2026	18,940,000
36,200,000		Public Finance Authority (Sarasota County Public Hospital District Obligated Group), BAML VRDO (Series 2026-VRS304) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.950%, 6/1/2026	36,200,000
85,000,000		Tallahassee, FL (Tallahassee Memorial HealthCare, Inc.), (Series 2026-VRS224) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.950%, 6/1/2026	85,000,000
		TOTAL	409,028,720
		Georgia—1.5%
19,775,000		Alpharetta, GA Development Authority (Wellstar Health System, Inc.), (Series 2025A) Weekly VRDNs, (Truist Bank LOC), 1.720%, 6/4/2026	19,775,000
13,845,000		Main Street Natural Gas, Inc., GA, Tender Option Bond Trust Certificates (Series 2025-ZF3403) Weekly VRDNs, (Royal Bank of Canada GTD)/(Wells Fargo Bank, N.A. LIQ), 1.670%, 6/4/2026	13,845,000
7,000,000		Metropolitan Atlanta Rapid Transit Authority, GA, Subordinate Sales Tax (Series 2021B), CP, 2.400%, Mandatory Tender 7/7/2026	7,000,000
15,000,000		Metropolitan Atlanta Rapid Transit Authority, GA, Subordinate Sales Tax (Series 2021B), CP, 2.400%, Mandatory Tender 7/7/2026	15,000,000
14,000,000		Monroe County, GA Development Authority (Florida Power & Light Co.), Pollution Control Revenue Bonds (First Series 2002) Weekly VRDNs, 1.690%, 6/4/2026	14,000,000
12,165,000		Municipal Electric Authority of Georgia, Tender Option Bond Trust Certificates (Series 2022-XG0417) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 1.680%, 6/4/2026	12,165,000
4,900,000		Municipal Electric Authority of Georgia, Tender Option Bond Trust Receipts (Series 2023-XG0462) Daily VRDNs, (Build America Mutual Assurance INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.020%, 6/1/2026	4,900,000
8,100,000		Roswell, GA Development Authority (WellStar Health System Obligated Group), (Series 2025A) Daily VRDNs, (Truist Bank LOC), 2.900%, 6/1/2026	8,100,000
		TOTAL	94,785,000
		Idaho—0.5%
33,550,000		Idaho Health Facilities Authority (St. Luke’s Health System), (Series 2025D) Daily VRDNs, (TD Bank, N.A. LOC), 2.800%, 6/1/2026	33,550,000
		Illinois—3.0%
9,975,000		Chicago, IL (Chicago, IL O’Hare International Airport), (Series 2026-5109) Daily VRDNs, (J.P. Morgan Securities LLC LIQ), 3.070%, 6/1/2026	9,975,000
Annual Financial Statements and Additional Information
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Illinois—continued
$ 7,990,000		Chicago, IL (Chicago, IL Wastewater Transmission), (Series 2026-XM1354) Weekly VRDNs, (Assured Guaranty, Inc. LOC)/(Wells Fargo Bank, N.A. LIQ), 1.690%, 6/4/2026	$ 7,990,000
600,000		Chicago, IL Multi-Family Housing Revenue (Churchview Manor Senior Apartments), (Series 2012) Weekly VRDNs, (BMO Bank, N.A. LOC), 1.840%, 6/4/2026	600,000
2,115,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2019-XF0736) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 1.600%, 6/4/2026	2,115,000
6,000,000		Chicago, IL Park District, Tender Option Bond Trust Certificates (Series 2025-XX1370) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Build America Mutual Assurance INS), 1.670%, 6/4/2026	6,000,000
12,275,000		Chicago, IL Transit Authority, Tender Option Bond Trust Certificates (Series 2022-XL0425) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 1.690%, 6/4/2026	12,275,000
2,500,000		Chicago, IL Transit Authority, Tender Option Bond Trust Certificates (Series 2022-ZL0394) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 1.690%, 6/4/2026	2,500,000
6,135,000		Chicago, IL Wastewater Transmission, Tender Option Bond Trust Certificates (2023-ZL0476) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(Wells Fargo Bank, N.A. LIQ), 1.690%, 6/4/2026	6,135,000
6,765,000		Chicago, IL Water Revenue, Tender Option Bond Trust Receipts (2023-XM1118) Daily VRDNs, (Assured Guaranty, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.070%, 6/1/2026	6,765,000
40,000,000		Illinois Finance Authority (City of Hope Obligated Group), BAML VRDO (Series 2025-VRS207) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.950%, 6/1/2026	40,000,000
5,915,000		Illinois Finance Authority (Plymouth Place, Inc.), Golden Blue (Series 2025-002) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.870%, 6/4/2026	5,915,000
22,500,000		Illinois Finance Authority (University of Chicago Medical Center Obligated Group), (Series 2009D-2) Daily VRDNs, (TD Bank, N.A. LOC), 2.800%, 6/1/2026	22,500,000
8,000,000		Illinois Finance Authority (University of Chicago Medical Center Obligated Group), (Series 2009E-1) Daily VRDNs, (PNC Bank, N.A. LOC), 2.850%, 6/1/2026	8,000,000
10,000,000		Illinois Finance Authority (University of Chicago Medical Center Obligated Group), Mizuho 3a-7 (Series 2024-MIZ9167) Daily VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.000%, 6/1/2026	10,000,000
41,250,000		Sales Tax Securitization Corp., IL, Tender Option Bond Trust Certificates (Series 2018-XM0714) Weekly VRDNs, (Build America Mutual Assurance INS)/(Morgan Stanley Bank, N.A. LIQ), 1.650%, 6/4/2026	41,250,000
5,920,000		Sales Tax Securitization Corp., IL, Tender Option Bond Trust Certificates (Series 2022-XL0294) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Build America Mutual Assurance INS), 1.670%, 6/4/2026	5,920,000
		TOTAL	187,940,000
		Indiana—0.9%
14,800,000		Indiana State Finance Authority (Ascension Health Alliance Senior Credit Group), (Series D-1) Weekly VRDNs, 1.550%, 6/3/2026	14,800,000
29,200,000		Indiana State Finance Authority (Ascension Health Alliance Senior Credit Group), (Series D-2) Weekly VRDNs, 1.600%, 6/3/2026	29,200,000
12,140,000		Indiana State Finance Authority Environmental (Ispat Inland, Inc.), (Series 2005) Weekly VRDNs, (Cooperatieve Rabobank UA LOC), 1.610%, 6/3/2026	12,140,000
		TOTAL	56,140,000
		Iowa—0.3%
5,185,000		Iowa Finance Authority - Health Facilities (UnityPoint Health), (Series 2013B-1) Daily VRDNs, (TD Bank, N.A. LOC), 2.800%, 6/1/2026	5,185,000
11,655,000		Iowa Finance Authority (UnityPoint Health), Barclays 3a-7 (Series 2024-FR-RI-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.820%, 6/4/2026	11,655,000
		TOTAL	16,840,000
		Kentucky—0.9%
11,910,000		Bowling Green, KY (WKU Student Life Foundation, Inc.), Morgan Stanley 3a-7 (Series 2026-MS0090), (Morgan Stanley Bank, N.A. LIQ)/(Morgan Stanley Bank, N.A. LOC), 1.750%, Optional Tender 7/9/2026	11,910,000
3,430,000		Fayette County, KY School District, Morgan Stanley 3a-7 (Series 2025-MS0055), (Build America Mutual Assurance INS)/(Morgan Stanley Bank, N.A. LIQ), 1.740%, Optional Tender 7/9/2026	3,430,000
29,470,000		Kentucky Bond Development Corp. (Baptist Health Obligated Group), Morgan Stanley 3a-7 (Series 2026-0092), (Morgan Stanley Bank, N.A. LIQ)/(Morgan Stanley Bank, N.A. LOC), 1.750%, Optional Tender 7/16/2026	29,470,000
10,915,000		Kentucky Economic Development Finance Authority (Madonna Manor, Inc.), BAML 3a-7 (Series 2023-BAML 5038), (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.820%, Optional Tender 7/9/2026	10,915,000
		TOTAL	55,725,000
		Louisiana—5.3%
10,000,000		Baton Rouge, LA Industrial Development Board (Exxon Mobil Corp.), (Series 2010B) Daily VRDNs, 2.850%, 6/1/2026	10,000,000
Annual Financial Statements and Additional Information
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Louisiana—continued
$ 69,775,000		Louisiana Public Facilities Authority (Louisiana Children’s Medical Center), BAML VRDO (Series 2025-VRS209) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.950%, 6/1/2026	$ 69,775,000
30,875,000		Louisiana State Gas & Fuels Second Lien, (2025 Series C) Daily VRDNs, (TD Bank, N.A. LOC), 2.800%, 6/1/2026	30,875,000
5,242,889		Louisiana State Housing Corp. (Peace Lake Louisiana Tower Community, LP), Mizuho 3a-7 (Series 2020-MIZ9053) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	5,242,889
49,615,000		New Orleans, LA Finance Authority (Pan American Financial Assistance Foundation), Tender Option Bond Trust Receipts (Series 2026-MS0096), (Morgan Stanley Bank, N.A. LOC), 1.750%, Optional Tender 8/20/2026	49,615,000
40,000,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs, (Nucor Corp. GTD), 1.820%, 6/3/2026	40,000,000
122,705,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs, (Nucor Corp. GTD), 1.750%, 6/3/2026	122,705,000
		TOTAL	328,212,889
		Maryland—1.7%
8,575,000		Maryland Health and Higher Educational Facilities Authority (Integrace Obligated Group), 3a-7 Credit Enhanced Trust (Series 2022-024) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.920%, 6/4/2026	8,575,000
27,000,000		Maryland State Economic Development Corp. (929 N Wolfe Street LLC), Tender Option Bond Trust Receipts (Series 2022-XF3015) Weekly VRDNs, (Mizuho Bank Ltd. LOC), 1.850%, 6/4/2026	27,000,000
15,700,000		Maryland State Health & Higher Educational Facilities Authority (Stella Maris, Inc.), (Series 2018) Weekly VRDNs, (Manufacturers & Traders Trust Co. LOC), 1.720%, 6/4/2026	15,700,000
51,000,000		Montgomery County, MD (Trinity Healthcare Credit Group), (Series 2013MD), 2.650%, Mandatory Tender 9/1/2026	51,000,000
		TOTAL	102,275,000
		Massachusetts—0.9%
41,000,000		Massachusetts Development Finance Agency (Children’s Hospital of Boston), (Series 2024 U-1) Daily VRDNs, (TD Bank, N.A. LOC), 2.800%, 6/1/2026	41,000,000
13,200,000		Massachusetts Development Finance Agency (Residences at Fifty West Broadway LLC), BAML 3a-7 (Series 2023-BAML6005) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.720%, 6/4/2026	13,200,000
4,000,000		Upper Blackstone MA Water Pollution Abatement District BANs, 3.750%, 6/10/2027	4,036,760
		TOTAL	58,236,760
		Michigan—0.5%
28,560,000		Michigan State Finance Authority (Trinity Healthcare Credit Group), (Series 2013MI-1), 2.650%, Mandatory Tender 9/1/2026	28,560,000
		Minnesota—1.6%
24,500,000		Hennepin County, MN, Series 2025 (A&C), CP, 2.370%, Mandatory Tender 6/3/2026	24,500,000
40,000,000		Minnesota Agricultural and Economic Development Board (Fairview Health Services), (Series 2026C) Weekly VRDNs, (U.S. Bank, N.A. LOC), 1.600%, 6/4/2026	40,000,000
25,000,000		Minnesota Agricultural and Economic Development Board (Fairview Health Services), (Series B) Daily VRDNs, (Bank of America N.A. LOC), 2.850%, 6/1/2026	25,000,000
7,011,072		St. Paul, MN Housing & Redevelopment Authority (LSBD St. Paul Broadway LLC), Mizuho 3a-7 (Series 2024-MIZ9186) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	7,011,072
		TOTAL	96,511,072
		Mississippi—0.1%
1,680,000		Mississippi Business Finance Corp. (Tri-State Truck Center, Inc.), (Series 2008) Weekly VRDNs, (Regions Bank LOC), 1.770%, 6/4/2026	1,680,000
4,700,000		Mississippi Development Bank (Jackson, MS Water & Sewer System), Tender Option Bond Trust Certificates (Series 2025-ZF3402) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.720%, 6/4/2026	4,700,000
		TOTAL	6,380,000
		Missouri—0.3%
10,000,000		Missouri State HEFA (Stowers Institute for Medical Research), RBC Muni Products (Series 2018 C-16) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.620%, 6/4/2026	10,000,000
10,000,000		St. Louis County, MO IDA (Hawkins Village Associates LLC), Mizuho 3a-7 (Series 2023-MIZ9153) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	10,000,000
		TOTAL	20,000,000
		Multi-State—7.6%
24,000,000		Federal Home Loan Mortgage Corp. (Freddie Mac Gold Pool), Citi 3a-7 (Series 2024-CF7004) Weekly VRDNs, (Citibank, N.A. LIQ)/(Citibank, N.A. LOC), 1.690%, 6/4/2026	24,000,000
19,000,000		Federal Home Loan Mortgage Corp. (Freddie Mac Gold Pool), Citi 3a-7 (Series 2024-CF7008) Weekly VRDNs, (Citibank, N.A. LIQ)/(Citibank, N.A. LOC), 1.690%, 6/4/2026	19,000,000
Annual Financial Statements and Additional Information
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Multi-State—continued
$ 7,450,000		Federal Home Loan Mortgage Corp. (Freddie Mac Gold Pool), Citi 3a-7 (Series 2024-CF7009) Weekly VRDNs, (Citibank, N.A. LIQ)/(Citibank, N.A. LOC), 1.690%, 6/4/2026	$ 7,450,000
133,400,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 2) MuniFund Preferred Shares Weekly VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 1.640%, 6/4/2026	133,400,000
116,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 4) MuniFund Preferred Shares Weekly VRDPs, (Societe Generale S.A. LIQ), 1.630%, 6/4/2026	116,000,000
79,200,000		Nuveen AMT-Free Quality Municipal Income Fund, (Series C) Weekly VRDPs, (Societe Generale S.A. LIQ), 1.630%, 6/4/2026	79,200,000
36,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 3) Weekly VRDPs, (TD Bank, N.A. LIQ), 1.660%, 6/4/2026	36,000,000
57,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) MuniFund Preferred Shares Weekly VRDPs, (Barclays Bank PLC LIQ), 1.650%, 6/4/2026	57,000,000
		TOTAL	472,050,000
		Nebraska—2.0%
30,000,000		Central Plains, NE Energy Project, (Series 2022-XF3009) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.670%, 6/4/2026	30,000,000
9,350,000		Omaha, NE Public Power District, (Series A), CP, 2.380%, Mandatory Tender 6/9/2026	9,350,000
5,000,000		Omaha, NE Public Power District, (Series A), CP, 2.400%, Mandatory Tender 6/11/2026	5,000,000
5,000,000		Omaha, NE Public Power District, (Series A), CP, 2.400%, Mandatory Tender 6/24/2026	5,000,000
10,000,000		Omaha, NE Public Power District, (Series A), CP, 2.400%, Mandatory Tender 7/21/2026	10,000,000
10,000,000		Omaha, NE Public Power District, (Series A), CP, 2.500%, Mandatory Tender 8/6/2026	10,000,000
12,500,000		Omaha, NE Public Power District, (Series A), CP, 2.500%, Mandatory Tender 8/17/2026	12,500,000
12,050,000		Omaha, NE Public Power District, (Series A), CP, 2.540%, Mandatory Tender 8/20/2026	12,050,000
2,500,000		Omaha, NE Public Power District, (Series A), CP, 2.550%, Mandatory Tender 7/23/2026	2,500,000
6,500,000		Omaha, NE Public Power District, (Series-MS0070E), (Morgan Stanley Bank, N.A. LIQ), 1.770%, Optional Tender 9/10/2026	6,500,000
21,600,000		Washington County, NE (Cargill, Inc.), (Series 2010) Weekly VRDNs, 1.600%, 6/4/2026	21,600,000
		TOTAL	124,500,000
		Nevada—0.4%
27,400,000		Nevada Housing Division (DWF V Summit Club Holdings LLC), Mizuho 3a-7 (Series 2023-MIZ9131) Weekly VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.670%, 6/4/2026	27,400,000
		New Hampshire—0.4%
7,330,000		National Finance Authority, NH (HealthCore Westover Hills, LLC), Mizuho 3a-7 (Series 2025-MIZ9217) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	7,330,000
18,560,000		National Finance Authority, NH (University Hospitals Home Care, Inc.), Morgan Stanley 3a-7 (Series 2024-MS0023), (Morgan Stanley Bank, N.A. LIQ)/(Morgan Stanley Bank, N.A. LOC), 1.870%, Optional Tender 9/10/2026	18,560,000
		TOTAL	25,890,000
		New Jersey—4.4%
4,000,000		Bergenfield, NJ BANs, 3.150%, 11/13/2026	4,002,629
4,712,200		Bernardsville, NJ BANs, 3.250%, 3/25/2027	4,740,996
4,687,000		Bogota, NJ BANs, 4.000%, 4/9/2027	4,708,274
1,504,000		Boonton, NJ BANs, 3.600%, 6/4/2026	1,504,036
4,500,000		Boonton, NJ BANs, 4.000%, 6/3/2027	4,552,515
3,551,500		Bordentown City, NJ, (Series A) BANs, 3.000%, 3/3/2027	3,564,540
8,790,000		Bound Brook Borough, NJ BANs, 3.000%, 9/9/2026	8,797,027
8,509,000		Chatham Borough, NJ BANs, 3.500%, 5/14/2027	8,540,311
2,866,000		Chatham Township, NJ BANs, 3.500%, 9/25/2026	2,868,641
11,449,000		Clark Township, NJ BANs, 3.750%, 8/14/2026	11,452,343
7,138,000		Clayton Borough, NJ BANs, 3.250%, 11/24/2026	7,156,430
9,700,000		Cranford Township, NJ BANs, 3.500%, 7/17/2026	9,701,765
9,700,000		Cranford Township, NJ BANs, 3.900%, 8/21/2026	9,702,072
3,384,000		Englewood Cliffs, NJ BANs, 3.250%, 10/14/2026	3,385,202
6,444,000		Fairfield Township, NJ BANs, 3.250%, 3/3/2027	6,458,118
4,676,000		Franklin Borough, NJ BANs, 3.500%, 7/21/2026	4,677,856
Annual Financial Statements and Additional Information
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$ 6,528,000		Hasbrouck Heights, NJ BANs, 3.750%, 8/7/2026	$ 6,532,049
7,866,100		Hightstown Borough, NJ BANs, 3.000%, 3/18/2027	7,894,740
4,285,000		Holmdel Township, NJ BANs, 3.000%, 9/18/2026	4,288,991
12,150,000		Hudson County, NJ Improvement Authority, (Series 2026 B-1) BANs, (Hudson County, NJ GTD), 4.000%, 6/11/2027	12,312,932
13,000,000		Kearny, NJ BANs, 3.250%, 3/22/2027	13,025,410
5,691,000		Little Egg Harbor Township, NJ BANs, 3.000%, 1/15/2027	5,701,373
2,784,500		Matawan Borough, NJ BANs, 4.000%, 3/12/2027	2,795,017
7,920,000		Middlesex County Improvement Authority (NBCCR Urban Renewal LLC), Citi 3a-7 (Series 2024-CF7010) Weekly VRDNs, (Citibank, N.A. LIQ)/(Citibank, N.A. LOC), 1.690%, 6/4/2026	7,920,000
4,834,483		Mountain Lakes, NJ BANs, 4.000%, 7/31/2026	4,846,046
9,935,000		New Jersey State Housing and Mortgage Finance Agency (609 Broad Street), Citi 3a-7 (Series 2025-CF7019) Weekly VRDNs, (Citibank, N.A. LIQ)/(Citibank, N.A. LOC), 1.670%, 6/4/2026	9,935,000
15,204,000		North Plainfield, NJ BANs, 3.250%, 11/23/2026	15,239,452
9,800,000		Norwood, NJ BANs, 4.000%, 7/10/2026	9,803,024
8,354,241		Palisades Park, NJ BANs, 3.250%, 3/11/2027	8,363,633
4,747,900		Palmyra Borough, NJ BANs, 3.000%, 12/1/2026	4,752,984
2,807,000		Pequannock Township, NJ BANs, 3.000%, 3/24/2027	2,815,855
7,640,000		Point Pleasant, NJ BANs, 3.250%, 8/28/2026	7,649,855
4,183,000		Point Pleasant, NJ BANs, 3.250%, 8/28/2026	4,187,446
6,799,719		Runnemede, NJ BANs, 3.400%, 6/16/2026	6,800,123
4,345,000		Scotch Plains Township, NJ BANs, 3.000%, 1/15/2027	4,347,613
3,500,000		Scotch Plains Township, NJ BANs, 3.250%, 8/25/2026	3,502,793
7,063,000		Ship Bottom, NJ BANs, 3.750%, 7/9/2026	7,066,915
3,085,046		South Bound Brook, NJ BANs, 3.000%, 12/10/2026	3,088,194
7,355,900		Spotswood, NJ BANs, 3.500%, 5/6/2027	7,409,098
7,462,886		Tewksbury Township, NJ BANs, 3.500%, 5/6/2027	7,516,821
9,762,000		Upper Saddle River, NJ BANs, 3.000%, 3/19/2027	9,784,726
		TOTAL	273,392,845
		New Mexico—0.5%
3,260,000		New Mexico Mortgage Finance Authority, (Series G-2), (United States Treasury GTD), 3.000%, Mandatory Tender 12/1/2026	3,260,000
4,000,000		New Mexico Mortgage Finance Authority, (Series G-3), (United States Treasury GTD), 3.000%, Mandatory Tender 12/1/2026	4,000,000
5,825,000		New Mexico State Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group), Barclays 3a-7 Credit Enhanced (Series 2022-034) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.920%, 6/4/2026	5,825,000
15,800,000		New Mexico State Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group), Barclays 3a-7 (Series 2025-005) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.820%, 6/4/2026	15,800,000
		TOTAL	28,885,000
		New York—12.1%
14,912,823		Addison, NY Central School District BANs, 4.000%, 6/25/2026	14,919,942
4,360,500		Ardsley Village, NY BANs, 3.750%, 10/1/2026	4,378,267
9,479,000		Batavia Town, NY BANs, 3.000%, 3/2/2027	9,517,174
4,040,000		Belleville Henderson, NY Central School District BANs, 3.750%, 7/16/2026	4,042,650
45,000,000		Broome County, NY BANs, 4.000%, 4/23/2027	45,496,770
5,300,000		Canandaigua Town, NY BANs, 4.000%, 10/16/2026	5,327,129
10,000,000		Canastota, NY Central School District BANs, 4.000%, 6/24/2026	10,004,884
6,809,480		Carmel, NY BANs, 3.000%, 9/25/2026	6,818,959
5,000,000		Center Moriches, NY Union Free School District TANs, 3.250%, 6/26/2026	5,002,018
4,000,000		Corning, NY City School District BANs, 3.000%, 4/1/2027	4,013,959
7,817,000		Cortlandt, NY BANs, 3.000%, 10/2/2026	7,830,356
25,000,000		Dutchess County, NY Local Development Corp. (Bard College), Barclays 3a-7 Credit Enhanced (Series 2023-008) VRENs, (Barclays Bank plc LIQ)/(Barclays Bank PLC LOC), 1.820%, 6/4/2026	25,000,000
Annual Financial Statements and Additional Information
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$ 15,500,000		Dutchess County, NY Local Development Corp. (Bard College), Barclays 3a-7 Credit Enhanced (Series 2024-002) VRENs, (Barclays Bank plc LIQ)/(Barclays Bank PLC LOC), 1.820%, 6/4/2026	$ 15,500,000
26,975,000		Highland Falls-Fort Montgomery, NY Central School District BANs, 3.250%, 6/26/2026	26,983,088
10,795,000		Holland Patent, NY Central School District BANs, 4.000%, 7/15/2026	10,806,347
5,000,000		Lockport (town), NY BANs, 3.000%, 3/25/2027	5,019,827
14,900,000		Mexico, NY CSD BANs, 3.000%, 7/31/2026	14,910,845
3,975,000		New Paltz, NY BANs, 3.250%, 8/19/2026	3,978,338
29,235,000		New York City Housing Development Corp., Sustainable Development (Series I-3) Weekly VRDNs, (TD Bank, N.A. LIQ), 1.550%, 6/4/2026	29,235,000
2,000,000		New York City Housing Development Corp., Tender Option Bond Trust Receipts (2026-MS0088), (Morgan Stanley Bank, N.A. LIQ), 1.740%, Optional Tender 7/9/2026	2,000,000
3,800,000		New York City Transitional Finance Authority Building Aid Revenue (New York City, NY Transitional Finance Authority), (Fiscal 2018 Subseries C-7) Daily VRDNs, (TD Bank, N.A. LIQ), 2.800%, 6/1/2026	3,800,000
12,785,000		New York City, NY Municipal Water Finance Authority Daily VRDNs, (State Street Bank and Trust Co. LIQ), 2.950%, 6/1/2026	12,785,000
11,870,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2014 AA-3 Bonds) Daily VRDNs, (TD Bank, N.A. LIQ), 2.800%, 6/1/2026	11,870,000
17,775,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2025 Subseries EE-1) Daily VRDNs, (TD Bank, N.A. LIQ), 2.800%, 6/1/2026	17,775,000
13,000,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2026 Series CC) Daily VRDNs, (TD Bank, N.A. LIQ), 2.800%, 6/1/2026	13,000,000
1,500,000		New York City, NY Transitional Finance Authority, (Series 2015A-3) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 2.860%, 6/1/2026	1,500,000
49,550,000		New York City, NY Transitional Finance Authority, (Series 2025 H-2) Daily VRDNs, (TD Bank, N.A. LIQ), 2.800%, 6/1/2026	49,550,000
16,230,000		New York City, NY, (Fiscal 2018 Series E Subseries E-5) Daily VRDNs, (TD Bank, N.A. LOC), 2.800%, 6/1/2026	16,230,000
21,600,000		New York City, NY, (Fiscal 2022 Subseries D-3) Daily VRDNs, (State Street Bank and Trust Co. LIQ), 2.850%, 6/1/2026	21,600,000
1,400,000		New York City, NY, (Fiscal 2022 Subseries D-4) Daily VRDNs, (State Street Bank and Trust Co. LIQ), 2.850%, 6/1/2026	1,400,000
27,805,000		New York City, NY, (Subseries A-7) Daily VRDNs, (BMO Bank, N.A. LOC), 2.870%, 6/1/2026	27,805,000
2,720,000		New York State Dormitory Authority (Blythedale Children’s Hospital), (Series 2009) Weekly VRDNs, (TD Bank, N.A. LOC), 1.660%, 6/4/2026	2,720,000
11,800,000		New York State Dormitory Authority (Northwell Healthcare, Inc.), Tender Option Bond Trust Certificates (Series 2022-XF2994) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(Wells Fargo Bank, N.A. LIQ), 1.720%, 6/4/2026	11,800,000
8,250,000		New York State Dormitory Authority (Roswell Park Cancer Institute), Tender Option Bond Trust Certificates (Series 2025-XM1312) Weekly VRDNs, (Assured Guaranty Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.670%, 6/4/2026	8,250,000
30,385,000		New York State Dormitory Authority (Royal Charter Properties-East, Inc.), Mizuho 3a-7 (Series 2025-MIZ9208) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	30,385,000
8,000,000		New York State Dormitory Authority Revenues (White Plains Hospital Obligated Group), (Series 2024-XM1195) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(Barclays Bank PLC LIQ), 1.690%, 6/4/2026	8,000,000
3,600,000		New York State HFA (160 Madison Ave, LLC), (Series 2014A) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 2.800%, 6/1/2026	3,600,000
30,000,000		New York State HFA (42nd and 10th Street Associates LLC), (Series 2010A) Weekly VRDNs, (Barclays Bank PLC LOC), 1.600%, 6/3/2026	30,000,000
16,680,000		New York State HFA (500 West 30th LLC), Mizuho 3a-7 (Series 2025-MIZ9226) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	16,680,000
8,000,000		New York State HFA (Flatbush Avenue Apartments), Mizuho 3a-7 (Series 2025-MIZ9239) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	8,000,000
7,500,000		New York State Thruway Authority - Personal Income Tax Revenue, Morgan Stanley 3a-7 (2025-MS0053), (Morgan Stanley Bank, N.A. LIQ), 1.770%, Optional Tender 7/23/2026	7,500,000
8,920,000		Newburgh, NY BANs, 3.250%, 8/7/2026	8,925,567
23,900,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Royal Bank of Canada LIQ), 1.620%, 6/4/2026	23,900,000
4,000,000		Peru, NY Central School District BANs, 3.500%, 6/25/2026	4,000,584
12,500,000		Rockville Centre, NY Union Free School District TANs, 3.250%, 6/24/2026	12,504,233
8,897,550		Salina, NY, (Series A) BANs, 4.000%, 6/4/2027	9,003,164
8,000,000		Sewanhaka, NY Central High School District TANs, 3.250%, 6/18/2026	8,002,383
16,300,000		South Seneca, NY Central School District BANs, 4.000%, 6/26/2026	16,308,105
Annual Financial Statements and Additional Information
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$ 4,000,000		Southold, NY Union Free School District TANs, 3.750%, 6/24/2026	$ 4,002,725
3,000,000		Stillwater, NY BANs, 3.750%, 5/28/2027	3,028,870
31,950,000		Three Village, NY Central School District TANs, 4.000%, 6/24/2026	31,979,586
2,180,000		Tuckahoe, NY Union Free School District TANs, 4.000%, 6/23/2026	2,181,405
6,254,300		Valhalla, NY Union Free School District BANs, 3.500%, 6/17/2026	6,255,361
3,582,015		Victor, NY Central School District BANs, 3.500%, 9/11/2026	3,589,803
4,000,000		Voorheesville, NY Central School District BANs, 3.250%, 7/9/2026	4,003,083
12,210,000		Voorheesville, NY Central School District BANs, 4.000%, 7/9/2026	12,221,085
10,765,846		Washington County, NY BANs, 4.000%, 3/19/2027	10,899,057
4,644,000		Watertown, NY (City of) BANs, 4.000%, 6/26/2026	4,645,845
14,960,000		Wellsville, NY Central School District BANs, 4.000%, 6/26/2026	14,967,941
6,404,068		West Babylon, NY Union Free School District, (Series B) BANs, 4.000%, 6/24/2026	6,407,195
3,579,766		Whitesboro, NY Central School District BANs, 3.750%, 9/4/2026	3,589,288
6,000,000		Williston Park, NY BANs, 3.000%, 10/16/2026	6,008,760
		TOTAL	751,459,593
		North Carolina—1.0%
28,555,000		North Carolina Turnpike Authority, Tender Option Bond Trust Receipts (Series 2024-XG0547) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.740%, 6/4/2026	28,555,000
9,250,000		University of North Carolina at Chapel Hill (University of North Carolina Hospitals), (Series 2001A) Daily VRDNs, (TD Bank, N.A. LIQ), 2.800%, 6/1/2026	9,250,000
23,860,000		University of North Carolina at Chapel Hill (University of North Carolina Hospitals), (Series 2001B) Daily VRDNs, (TD Bank, N.A. LIQ), 2.800%, 6/1/2026	23,860,000
		TOTAL	61,665,000
		Ohio—6.2%
8,325,000		Avon, OH BANs, (Ohio State GTD), 3.750%, 7/1/2026	8,327,648
12,500,000		Cleveland, OH BANs, 4.000%, 12/9/2026	12,587,301
10,000,000		Columbus-Franklin County, OH Finance Authority (CIX Crossridge Lane Apartments, LLC), (Series 2024-BAML6028) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.900%, 6/1/2026	10,000,000
11,500,000		Cuyahoga County, OH BANs, 4.250%, 6/4/2026	11,500,915
4,610,000		Cuyahoga Falls, OH BANs, 4.250%, 10/22/2026	4,638,139
4,070,000		Cuyahoga, OH Metropolitan Housing Authority (Wade Park Apartments), (Series 2022), (United States Treasury GTD), 3.320%, Mandatory Tender 6/1/2026	4,070,000
3,310,000		Elyria, OH BANs, 4.375%, 6/25/2026	3,311,946
1,732,000		Fairfield, OH BANs, 4.000%, 4/8/2027	1,751,104
1,350,000		Fairview Park, OH BANs, 4.000%, 11/19/2026	1,356,139
15,000,000		Franklin, OH (Nationwide Children’s Hospital), (Series B-1) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.450%, 6/4/2026	15,000,000
3,650,000		Groveport, OH BANs, 4.000%, 4/8/2027	3,690,884
27,295,000		Hamilton County, OH (Block 3 Community Urban Redevelopment Corp.), (Series 2004) Weekly VRDNs, (Citizens Bank, N.A. LOC), 1.680%, 6/4/2026	27,295,000
65,000,000		Hamilton County, OH Sales Tax Revenue, (Series 2025) BANs, 5.000%, 12/1/2026	65,723,417
4,000,000		Highland Heights City, OH BANs, 3.500%, 2/17/2027	4,022,253
3,050,000		Lake County, OH BANs, 4.125%, 6/24/2026	3,051,253
15,000,000		Lakewood, OH BANs, (Ohio State GTD), 4.000%, 4/7/2027	15,103,198
4,500,000		Lancaster, OH BANs, (Ohio State GTD), 3.750%, 6/8/2027	4,543,650
5,255,000		Lorain County, OH, (Series A) BANs, 4.000%, 4/21/2027	5,303,933
2,225,000		Monroe, OH BANs, 4.000%, 11/17/2026	2,235,196
2,500,000		North Olmsted, OH BANs, (Ohio State GTD), 4.000%, 6/24/2026	2,501,067
2,000,000		North Ridgeville, OH BANs, 4.000%, 11/18/2026	2,009,219
9,665,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs, (TD Bank, N.A. LIQ), 2.800%, 6/1/2026	9,665,000
40,490,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2019D-1) Weekly VRDNs, 1.550%, 6/3/2026	40,490,000
Annual Financial Statements and Additional Information
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Ohio—continued
$ 10,000,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2026B), CP, 2.420%, Mandatory Tender 7/16/2026	$ 10,000,000
11,145,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2026B), CP, 2.420%, Mandatory Tender 8/18/2026	11,145,000
11,000,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series B-5), CP, 2.400%, Mandatory Tender 6/26/2026	11,000,000
4,085,000		Ohio State Higher Educational Facility Commission (University Circle, Inc. 2020), Morgan Stanley 3a-7 (Series 2024-MS0027), (Morgan Stanley Bank, N.A. LIQ)/(Morgan Stanley Bank, N.A. LOC), 1.770%, Optional Tender 9/10/2026	4,085,000
4,285,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc. Obligated Group), (Series C-18) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.610%, 6/4/2026	4,285,000
12,995,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc. Obligated Group), Morgan Stanley 3a-7 (Series 2026-0093), (Morgan Stanley Bank, N.A. LIQ)/(Morgan Stanley Bank, N.A. LOC), 1.750%, Optional Tender 7/16/2026	12,995,000
10,800,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), (2025 Series B) Daily VRDNs, (JPMorgan Chase Bank, N.A. LOC), 2.850%, 6/1/2026	10,800,000
31,395,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Barclays Golden Blue (Series 2020-002) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.820%, 6/4/2026	31,395,000
13,600,000		Ohio State Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds (Series 2024C) Daily VRDNs, (TD Bank, N.A. LIQ), 2.800%, 6/1/2026	13,600,000
5,630,000		Ohio State, Capital Facilities Lease-Appropriation Variable Rate Bonds (Series 2016C: Adult Correctional Building Fund) Weekly VRDNs, 1.550%, 6/3/2026	5,630,000
4,000,000		Rocky River, OH, (Series 2026) BANs, (Ohio State GTD), 4.000%, 2/11/2027	4,038,117
2,745,000		Seven Hills City, OH BANs, 4.000%, 4/1/2027	2,771,680
1,750,000		Springboro, OH BANs, (Ohio State GTD), 4.000%, 2/23/2027	1,769,743
4,650,000		Stow, OH BANs, 3.750%, 4/7/2027	4,674,881
		TOTAL	386,366,683
		Oklahoma—0.2%
3,028,566		Oklahoma HFA (Steele Duncan Plaza, LLC), Mizuho 3a-7 (Series 2022-MIZ9103) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	3,028,566
9,340,000		Oklahoma Water Resources Board, (Series 2025-XF3480) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 1.640%, 6/4/2026	9,340,000
		TOTAL	12,368,566
		Oregon—0.2%
12,000,000		Port of Morrow, OR, MS 3a-7 (2024-MS0026), (Morgan Stanley Bank, N.A. LIQ)/(Morgan Stanley Bank, N.A. LOC), 1.770%, Optional Tender 7/23/2026	12,000,000
		Pennsylvania—1.7%
15,000,000		Delaware County, PA IDA (United Parcel Service, Inc.), (Series 2015) Daily VRDNs, (United Parcel Service, Inc. GTD), 2.850%, 6/1/2026	15,000,000
16,800,000		Delaware Valley, PA Regional Finance Authority, (Series 2024 B) Daily VRDNs, (TD Bank, N.A. LOC), 2.800%, 6/1/2026	16,800,000
25,100,000		Northampton County, PA General Purpose Authority (St. Luke’s Hospital Obligated Group), (Series B) Daily VRDNs, (TD Bank, N.A. LOC), 2.800%, 6/1/2026	25,100,000
10,000,000		Pennsylvania Economic Development Financing Authority (Villanova University), Morgan Stanley 3a-7 (Series 2025-MS0082) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 1.670%, 6/4/2026	10,000,000
9,334,973		Pennsylvania Housing Finance Agency (Steele Pavilion LLC), Mizuho 3a-7 (2026-MIZ9245) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	9,334,973
11,995,000		Pennsylvania State Higher Education Facilities Authority (Foundation for Indiana University of Pennsylvania), RBC Muni Products (E-75), (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.770%, Optional Tender 7/1/2026	11,995,000
2,230,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority Parking System, (Series A of 2007) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(PNC Bank, N.A. LIQ), 1.500%, 6/4/2026	2,230,000
14,000,000		State Public School Building Authority, PA (Philadelphia, PA School District), Tender Option Bond Trust Certificates (2016-XG0085) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(Morgan Stanley Bank, N.A. LIQ), 1.650%, 6/4/2026	14,000,000
		TOTAL	104,459,973
		South Carolina—1.5%
7,500,000		South Carolina Jobs-EDA (B&C Multi-County Business Park), BAML 3a-7 (Series 2024-BAML6020) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.690%, 6/4/2026	7,500,000
49,200,000		South Carolina Jobs-EDA (Palmetto Health), BAML VRDO (Series 2025-VRS-208) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.950%, 6/1/2026	49,200,000
Annual Financial Statements and Additional Information
10

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		South Carolina—continued
$ 22,805,000		South Carolina Jobs-EDA (Prisma Health Obligated Group), (Series 2018C) Daily VRDNs, (TD Bank, N.A. LOC), 2.800%, 6/1/2026	$ 22,805,000
5,900,000		South Carolina State Public Service Authority, Tender Option Bond Trust Certificates (Series 2022-XL0313) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 1.690%, 6/4/2026	5,900,000
10,000,000		South Carolina State Public Service Authority, Tender Option Bond Trust Receipts (Series 2024-XM1175) Weekly VRDNs, (Assured Guaranty, Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.710%, 6/4/2026	10,000,000
		TOTAL	95,405,000
		South Dakota—0.0%
2,116,900		South Dakota HDA (Americana Apartments), Mizuho 3a-7 (Series 2024-MIZ9174) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	2,116,900
		Tennessee—0.6%
11,280,000		Blount County, TN Public Building Authority (Knox County, TN), (Series C-3-A) Weekly VRDNs, (Truist Bank LIQ), 1.870%, 6/4/2026	11,280,000
11,220,000		Blount County, TN Public Building Authority (Monroe County, TN), (Series E-7-A) Weekly VRDNs, (Truist Bank LOC), 1.870%, 6/3/2026	11,220,000
3,920,000		Metropolitan Government of Nashville & Davidson County, TN Health & Educational Facilities Board (Ewing Heights, LP), Mizuho 3a-7 (Series 2024-MIZ9163) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	3,920,000
9,485,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs, (Truist Bank LOC), 1.870%, 6/4/2026	9,485,000
		TOTAL	35,905,000
		Texas—19.4%
13,450,000		Austin, TX Utilities System, CP, 2.520%, Mandatory Tender 8/18/2026	13,450,000
2,015,753		Bexar County, TX Housing Finance Corp. (Agape Waterford Portfolio, Inc.), Tender Option Bond Trust Certificates (Series 2024-XF3255) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.850%, 6/4/2026	2,015,753
9,000,000		Capital Area, TX Housing Finance Corp. (Madison at Dell Ranch Apartments), BAML 3a-7(Series 2023-BAML6015) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.690%, 6/4/2026	9,000,000
7,205,000		Capital Area, TX Housing Finance Corp. (MLVI Martha’s Vineyard Apartments, LLC), BAML 3a-7 (Series 2023-BAML6013) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.700%, 6/4/2026	7,205,000
7,280,000		Collin County, TX Housing Finance Corp. (Roers Wylie Apartments Owner I LP), Mizuho 3a-7 (Series 2024-MIZ9185) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	7,280,000
10,000,000		Crandall, TX Independent School District, Tender Option Bond Trust Certificates (Series 2025-XF3477) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ)/(Texas Permanent School Fund Guarantee Program GTD), 1.640%, 6/4/2026	10,000,000
10,000,000		Dallas-Fort Worth, TX International Airport, (Series I), CP, 2.530%, Mandatory Tender 7/13/2026	10,000,000
32,000,000		Dallas-Fort Worth, TX International Airport, (Series II), CPX, 2.650%, Mandatory Tender 8/5/2026	32,000,000
1,800,956		El Paso, TX Housing Finance Corp., Mizuho 3a-7 (2022-MIZ9104) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	1,800,956
5,045,000		Godley, TX ISD, MS 3a-7 (Series MS-0061E), (Morgan Stanley Bank, N.A. LIQ)/(Texas Permanent School Fund Guarantee Program GTD), 1.770%, Optional Tender 8/20/2026	5,045,000
22,030,000		Harris County, TX Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Barclays 3a-7 (Series 2022-006) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.820%, 6/4/2026	22,030,000
33,795,000		Harris County, TX Education Facilities Finance Corp. (Memorial Hermann Health System), (Series 2024-F) Weekly VRDNs, 1.550%, 6/3/2026	33,795,000
20,625,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2025D) Daily VRDNs, (Royal Bank of Canada LIQ), 2.850%, 6/1/2026	20,625,000
9,500,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2025E) Daily VRDNs, (Royal Bank of Canada LIQ), 2.850%, 6/1/2026	9,500,000
33,900,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2025F) Weekly VRDNs, (Royal Bank of Canada LIQ), 1.570%, 6/4/2026	33,900,000
117,450,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2025G) Daily VRDNs, (PNC Bank, N.A. LIQ), 2.850%, 6/1/2026	117,450,000
9,525,000		Houston, TX (Houston, TX Convention & Entertainment Facilities Department), (Series 2026-XL0742) Weekly VRDNs, (Assured Guaranty, Inc. GTD)/(JPMorgan Chase Bank, N.A. LIQ), 1.670%, 6/4/2026	9,525,000
7,500,000		Houston, TX (Houston, TX Hotel Occupancy Tax), (Series 2026-XL0735) Daily VRDNs, (Assured Guaranty, Inc. LOC)/(JPMorgan Chase Bank, N.A. LIQ), 3.050%, 6/1/2026	7,500,000
14,630,000		Houston, TX (Houston, TX Hotel Occupancy Tax), Tender Option Bond Trust Receipts (Series 2026-XF8129) Weekly VRDNs, (Assured Guaranty, Inc. GTD)/(JPMorgan Chase Bank, N.A. LIQ), 1.670%, 6/4/2026	14,630,000
25,000,000		Houston, TX Combined Utility System, (Series B-1), CP, (Bank of America N.A. LIQ), 2.650%, Mandatory Tender 8/6/2026	25,000,000
5,000,000		Houston, TX Independent School District, (Series 2026), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 8/15/2026	5,022,734
Annual Financial Statements and Additional Information
11

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$ 25,500,000		Houston, TX Independent School District, (Series 2026), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 2/15/2027	$ 25,906,277
2,150,000		Jefferson County, TX Housing Corp. (Steele Seville LLC), PUTTERs 3a-7 (Series 2025-MIZ9214) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	2,150,000
13,865,000		Las Varas, TX Public Facility Corp. (Roers San Antonio Apartments Owner I LP), Mizuho 3a-7 (Series 2024-MIZ9158) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.800%, 6/4/2026	13,865,000
25,000,000		Lower Colorado River Authority Transmission Services Corp., CP, (JPMorgan Chase Bank, N.A. LOC)/(State Street Bank and Trust Co. LOC), 2.580%, Mandatory Tender 7/15/2026	25,000,000
11,000,000		Lower Colorado River Authority, TX, (Series B), CP, (Truist Bank LOC), 2.700%, Mandatory Tender 7/22/2026	11,000,000
8,800,000		Mesquite Independent School District, TX, (Series 2025-XF3479) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ)/(Texas Permanent School Fund Guarantee Program GTD), 1.640%, 6/4/2026	8,800,000
4,615,000		North Fort Bend, TX Water Authority, Tender Option Bond Trust Certificates (Series 2022-XL0422) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 1.680%, 6/4/2026	4,615,000
6,000,000		North Texas Municipal Water District Water System, Water System Revenue Bonds - Extendable Commercial Paper Mode, CPX, 2.480%, Mandatory Tender 6/5/2026	6,000,000
7,600,000		Port Arthur Navigation District, TX IDC (TOTAL Petrochemicals & Refining USA, Inc.), (Series 2012B) Weekly VRDNs, (TotalEnergies SE GTD), 1.610%, 6/3/2026	7,600,000
11,700,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002B) Daily VRDNs, 2.900%, 6/1/2026	11,700,000
41,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals & Refining USA, Inc.), Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs, (TotalEnergies SE GTD), 1.610%, 6/3/2026	41,000,000
55,600,000		San Antonio, TX Water System, (Subseries A-1), CP, (JPMorgan Chase Bank, N.A. LIQ), 2.400%, Mandatory Tender 7/16/2026	55,600,000
14,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Ascension Health Alliance Senior Credit Group), (Series E-1) Weekly VRDNs, 1.550%, 6/3/2026	14,000,000
6,000,000		Texas A&M University System Board of Regents, (Series A), CP, 2.510%, Mandatory Tender 7/15/2026	6,000,000
10,000,000		Texas A&M University System Board of Regents, (Series B), CP, 2.350%, Mandatory Tender 6/23/2026	10,000,000
2,000,000		Texas Community Housing & Economic Development Corp. (Agape Helotes, Inc.), Tender Option Bond Trust Receipts (Series 2025-XF3387) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.850%, 6/4/2026	2,000,000
1,935,000		Texas Community Housing & Economic Development Corp. (Agape Helotes, Inc.), Tender Option Bond Trust Receipts (Series 2025-XF3390) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.850%, 6/4/2026	1,935,000
9,375,000		Texas State Department of Housing & Community Affairs, Tender Option Bond Trust Receipts (Series 2026-XG0641) Daily VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.050%, 6/1/2026	9,375,000
7,000,000		Texas State Public Finance Authority (Texas State), (Series 2016B), CP, 2.500%, Mandatory Tender 7/1/2026	7,000,000
16,650,000		Texas State Public Finance Authority (Texas State), (Series 2016B), CP, 2.540%, Mandatory Tender 8/11/2026	16,650,000
1,015,000		Texas State, Veterans Bonds (Series 2019) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 1.500%, 6/3/2026	1,015,000
3,640,000		Texas State, Veterans Bonds (Series 2021) Weekly VRDNs, (Federal Home Loan Bank of Dallas LIQ), 1.600%, 6/3/2026	3,640,000
5,395,000		Texas State, Veterans’ Housing Assistance Program, Fund II (Series 2008B) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 1.700%, 6/3/2026	5,395,000
22,060,000		Travis County, TX Housing Finance Corp. (CVIII Chisholm Ranch LLC), BAML 3a-7 (Series BAML 2024-6019) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.690%, 6/4/2026	22,060,000
4,855,000		Travis County, TX Housing Finance Corp. (ML Casa V LP), (Series BAML 3a-7) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.690%, 6/4/2026	4,855,000
9,880,000		Travis County, TX Housing Finance Corp. (Roers Austin Apartments Owner IV LP), (Series 2026-MIZ9252) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 1.800%, 6/4/2026	9,880,000
2,280,000		Travis County, TX Housing Finance Corp. (Roers Austin Apartments Owner IV LP), Mizuho 3a-7 (Series 2026-MIZ9253) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 1.800%, 6/4/2026	2,280,000
5,000,000		University of Texas System (The Board of Regents of) - Permanent University Fund, (Series A), CP, 2.400%, Mandatory Tender 7/1/2026	5,000,000
25,000,000		University of Texas System (The Board of Regents of) - Permanent University Fund, (Series A), CP, 2.400%, Mandatory Tender 7/1/2026	25,000,000
25,000,000		University of Texas System (The Board of Regents of) - Permanent University Fund, (Series A), CP, 2.400%, Mandatory Tender 7/23/2026	25,000,000
25,000,000		University of Texas System (The Board of Regents of) - Permanent University Fund, (Series A), CP, 2.400%, Mandatory Tender 8/6/2026	25,000,000
25,000,000		University of Texas System (The Board of Regents of) - Permanent University Fund, (Series A), CP, 2.400%, Mandatory Tender 9/22/2026	25,000,000
Annual Financial Statements and Additional Information
12

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$ 3,000,000		University of Texas System (The Board of Regents of) - Permanent University Fund, (Series A), CP, 2.460%, Mandatory Tender 7/1/2026	$ 3,000,000
9,500,000		University of Texas System (The Board of Regents of) - Permanent University Fund, (Series A), CP, 2.480%, Mandatory Tender 6/16/2026	9,500,000
15,000,000		University of Texas System (The Board of Regents of) - Permanent University Fund, (Series A), CP, 2.500%, Mandatory Tender 8/20/2026	15,000,000
25,000,000		University of Texas System (The Board of Regents of) - Permanent University Fund, (Series A), CP, 2.500%, Mandatory Tender 10/7/2026	25,000,000
30,000,000		University of Texas System (The Board of Regents of), (Series 2026B-1) Weekly VRDNs, 1.450%, 6/4/2026	30,000,000
8,750,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.350%, Mandatory Tender 6/22/2026	8,750,000
22,500,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.400%, Mandatory Tender 6/17/2026	22,500,000
25,000,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.400%, Mandatory Tender 7/1/2026	25,000,000
20,000,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.400%, Mandatory Tender 7/9/2026	20,000,000
4,500,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.400%, Mandatory Tender 7/15/2026	4,500,000
25,000,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.400%, Mandatory Tender 7/20/2026	25,000,000
13,250,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.400%, Mandatory Tender 8/4/2026	13,250,000
12,000,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.400%, Mandatory Tender 8/5/2026	12,000,000
5,100,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.400%, Mandatory Tender 8/18/2026	5,100,000
6,250,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.410%, Mandatory Tender 6/11/2026	6,250,000
12,500,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.450%, Mandatory Tender 6/4/2026	12,500,000
25,000,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.450%, Mandatory Tender 8/12/2026	25,000,000
4,500,000		University of Texas System (The Board of Regents of), (Series A), CP, 2.450%, Mandatory Tender 8/17/2026	4,500,000
12,500,000		University of Texas System (The Board of Regents of), (Series C-2), CP, 2.400%, Mandatory Tender 7/9/2026	12,500,000
15,000,000		University of Texas System (The Board of Regents of), (Series C-2), CP, 2.400%, Mandatory Tender 8/26/2026	15,000,000
25,000,000		University of Texas System (The Board of Regents of), Revenue Financing System (Series A), CP, 2.350%, Mandatory Tender 6/11/2026	25,000,000
13,000,000		University of Texas System (The Board of Regents of), Revenue Financing System (Series A), CP, 2.400%, Mandatory Tender 7/7/2026	13,000,000
10,000,000		University of Texas System (The Board of Regents of), Revenue Financing System (Series A), CP, 2.400%, Mandatory Tender 7/7/2026	10,000,000
15,000,000		University of Texas System (The Board of Regents of), Revenue Financing System (Series A), CP, 2.530%, Mandatory Tender 9/17/2026	15,000,000
14,000,000		Wimberley, TX Independent School District, (Series 2025-XF3478) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ)/(Texas Permanent School Fund Guarantee Program GTD), 1.640%, 6/4/2026	14,000,000
		TOTAL	1,202,445,720
		Virginia—2.0%
19,415,000		Albemarle County, VA Economic Development Authority (Sentara Health Systems Obligation Group), (Series 2018B) Daily VRDNs, (TD Bank, N.A. LIQ), 2.800%, 6/1/2026	19,415,000
7,550,000		Fairfax County, VA EDA (Mount Vernon Ladies’ Association of the Union), (Series 2007) Weekly VRDNs, (Truist Bank LOC), 1.670%, 6/3/2026	7,550,000
8,770,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003D) Weekly VRDNs, 1.550%, 6/3/2026	8,770,000
5,000,000		Norfolk, VA EDA (Sentara Health Systems Obligation Group), (Series C-19) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.610%, 6/4/2026	5,000,000
6,000,000		Norfolk, VA EDA (Sentara Health Systems Obligation Group), (Series C-20) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 1.610%, 6/4/2026	6,000,000
4,000,000		Roanoke, VA EDA (Carilion Health System Obligated Group), (Series C) Daily VRDNs, (TD Bank, N.A. LOC), 2.800%, 6/1/2026	4,000,000
34,070,000		Virginia Commonwealth University Health System Authority, (Series 2024B) Daily VRDNs, (TD Bank, N.A. LOC), 2.800%, 6/1/2026	34,070,000
13,300,000		Virginia Commonwealth University, (Series A), CP, 2.479%, Mandatory Tender 6/23/2026	13,300,000
23,030,000		Virginia Small Business Financing Authority (Carilion Health System Obligated Group), (Series 2008B) Daily VRDNs, (TD Bank, N.A. LOC), 2.800%, 6/1/2026	23,030,000
		TOTAL	121,135,000
		Washington—0.7%
15,201,633		Washington State Housing Finance Commission (Copper Way Apartments), Citi 3a-7 (Series 2025-CF7056) Weekly VRDNs, (Citibank, N.A. LIQ)/(Citibank, N.A. LOC), 1.670%, 6/4/2026	15,201,633
Annual Financial Statements and Additional Information
13

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Washington—continued
$ 15,518,002		Washington State Housing Finance Commission (Legacy Plaza Senior Living), Citi 3a-7 (Series 2025-CF7053) Weekly VRDNs, (Citibank, N.A. LIQ)/(Citibank, N.A. LOC), 1.670%, 6/4/2026	$ 15,518,002
4,600,000		Washington State Housing Finance Commission (LIHI Aventine LLC), Tender Option Bond Trust Receipts (Series 2024-XF3227) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.850%, 6/4/2026	4,600,000
10,640,067		Washington State Housing Finance Commission, Citi 3a-7 (Series 2025-CF7054) Weekly VRDNs, (Citibank, N.A. LIQ)/(Citibank, N.A. LOC), 1.670%, 6/4/2026	10,640,067
		TOTAL	45,959,702
		West Virginia—1.3%
4,455,000		West Virginia State Hospital Finance Authority (Cabell Huntington Hospital Obligated Group), (Series 2008A) Weekly VRDNs, (Truist Bank LOC), 1.720%, 6/4/2026	4,455,000
74,450,000		West Virginia State Hospital Finance Authority (Charleston Area Medical Center, Inc.), (Series 2008A) Weekly VRDNs, (Truist Bank LOC), 1.720%, 6/3/2026	74,450,000
		TOTAL	78,905,000
		Wisconsin—1.2%
4,000,000		Grantsburg, WI School District TRANs, 3.500%, 10/30/2026	4,006,425
34,545,000		Public Finance Authority (Canoga Ave, LP and Topanga Canyon, LP), (Series 2026-VRS226) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.950%, 6/1/2026	34,545,000
15,864,000		Public Finance Authority, WI (Agape Meadowcreek, Inc.), Tender Option Bond Trust Floater Certificates (Series 2022-XF3026) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 1.850%, 6/4/2026	15,864,000
4,810,000		Wisconsin Health & Educational Facilities Authority (Medical College of Wisconsin, Inc.), (Series 2008B) Daily VRDNs, (TD Bank, N.A. LOC), 2.800%, 6/1/2026	4,810,000
15,064,000		Wisconsin State, CPX, 2.450%, Mandatory Tender 7/16/2026	15,064,000
		TOTAL	74,289,425
		TOTAL INVESTMENT IN SECURITIES—101.2% (AT AMORTIZED COST)[2]	6,279,108,720
		OTHER ASSETS AND LIABILITIES - NET—(1.2)%[3]	(73,264,213)
		NET ASSETS—100%	$6,205,844,507
At May 31, 2026, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at May 31, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Financial Statements and Additional Information
14

In valuing the Fund’s assets as of May 31, 2026, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
CPX	—Commercial Paper Extendible
CSD	—Central School District
EDA	—Economic Development Authority
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCRB	—Pollution Control Revenue Bond
PUTTERs	—Puttable Tax-Exempt Receipts
TANs	—Tax Anticipation Notes
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
15

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.024	0.030	0.034	0.021	0.001
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.024	0.030	0.034	0.021	0.001
Less Distributions:
Distributions from net investment income	(0.024)	(0.030)	(0.034)	(0.021)	(0.001)
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	—	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.024)	(0.030)	(0.034)	(0.021)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.47%	3.07%	3.49%	2.13%	0.09%
Ratios to Average Net Assets:
Net expenses[4]	0.21%	0.21%	0.21%	0.21%	0.15%
Net investment income	2.44%	3.00%	3.44%	2.13%	0.08%
Expense waiver/reimbursement[5]	0.08%	0.08%	0.08%	0.09%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,385,844	$4,742,859	$4,041,573	$2,681,890	$2,374,257

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
16

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.024	0.030	0.034	0.021	0.001
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]
Total From Investment Operations	0.024	0.030	0.034	0.021	0.001
Less Distributions:
Distributions from net investment income	(0.024)	(0.030)	(0.034)	(0.021)	(0.001)
Distributions from net realized gains	(0.000)[2]	(0.000)[2]	—	(0.000)[2]	(0.000)[2]
Total Distributions	(0.024)	(0.030)	(0.034)	(0.021)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.47%	3.07%	3.49%	2.13%	0.09%
Ratios to Average Net Assets:
Net expenses[4]	0.21%	0.21%	0.21%	0.21%	0.16%
Net investment income	2.45%	3.01%	3.43%	2.56%	0.12%
Expense waiver/reimbursement[5]	0.08%	0.08%	0.08%	0.09%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$381,328	$363,068	$366,902	$295,962	$41,546

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
17

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.022	0.028	0.032	0.019	0.000[2]
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]
Total From Investment Operations	0.022	0.028	0.032	0.019	0.000[2]
Less Distributions:
Distributions from net investment income	(0.022)	(0.028)	(0.032)	(0.019)	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	—	(0.000)[2]	(0.000)[2]
Total Distributions	(0.022)	(0.028)	(0.032)	(0.019)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.22%	2.81%	3.23%	1.88%	0.04%
Ratios to Average Net Assets:
Net expenses[4]	0.46%	0.46%	0.46%	0.46%	0.20%
Net investment income	2.19%	2.73%	3.18%	1.88%	0.03%
Expense waiver/reimbursement[5]	0.08%	0.08%	0.08%	0.09%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$438,672	$407,481	$271,158	$183,977	$161,073

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
18

Statement of Assets and Liabilities
May 31, 2026

Assets:
Investment in securities, at amortized cost and fair value	$6,279,108,720
Cash	694,651
Income receivable	35,267,813
Receivable for investments sold	13,296,183
Receivable for shares sold	12,539,898
Total Assets	6,340,907,265
Liabilities:
Payable for investments purchased	114,009,020
Payable for shares redeemed	19,382,037
Income distribution payable	1,277,092
Payable for investment adviser fee (Note 5)	61,629
Payable for administrative fee (Note 5)	39,356
Payable for other service fees (Notes 2 and 5)	60,975
Accrued expenses (Note 5)	232,649
Total Liabilities	135,062,758
Net assets for 6,205,738,885 shares outstanding	$6,205,844,507
Net Assets Consist of:
Paid-in capital	$6,205,719,402
Total distributable earnings (loss)	125,105
Net Assets	$6,205,844,507
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Wealth Shares:
$5,385,843,725 ÷ 5,385,752,126 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$381,328,320 ÷ 381,321,892 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$438,672,462 ÷ 438,664,867 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
19

Statement of Operations
Year Ended May 31, 2026

Investment Income:
Interest	$153,160,190
Expenses:
Investment adviser fee (Note 5)	11,554,100
Administrative fee (Note 5)	4,469,436
Custodian fees	163,383
Transfer agent fees	45,698
Directors’/Trustees’ fees (Note 5)	29,348
Auditing fees	27,957
Legal fees	6,767
Portfolio accounting fees	226,298
Other service fees (Notes 2 and 5)	1,103,414
Share registration costs	260,143
Printing and postage	49,697
Miscellaneous (Note 5)	86,352
TOTAL EXPENSES	18,022,593
Waiver of investment adviser fee (Note 5)	(4,504,298)
Net expenses	13,518,295
Net investment income	139,641,895
Net realized gain on investments	130,274
Change in net assets resulting from operations	$139,772,169
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
20

Statement of Changes in Net Assets

Year Ended May 31	2026	2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$139,641,895	$152,537,212
Net realized gain (loss)	130,274	72,155
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	139,772,169	152,609,367
Distributions to Shareholders:
Wealth Shares	(121,299,866)	(132,561,649)
Advisor Shares	(8,764,299)	(10,506,984)
Service Shares	(9,657,773)	(9,939,200)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(139,721,938)	(153,007,833)
Share Transactions:
Proceeds from sale of shares	8,450,809,803	8,768,072,582
Net asset value of shares issued to shareholders in payment of distributions declared	121,773,534	130,243,874
Cost of shares redeemed	(7,880,197,268)	(8,064,143,459)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	692,386,069	834,172,997
Change in net assets	692,436,300	833,774,531
Net Assets:
Beginning of period	5,513,408,207	4,679,633,676
End of period	$6,205,844,507	$5,513,408,207
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
21

Notes to Financial Statements
May 31, 2026
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 14 portfolios. The financial statements included herein are only those of Federated Hermes Tax-Free Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Wealth Shares, Advisor Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund’s investments normally will not be subject to the AMT for individuals, and may be subject to state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) may impose a discretionary liquidity fee of up to 2% of the value of the shares redeemed, if the Fund’s Board of Trustees (the “Trustees”), or its delegate, determines such liquidity fee is in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $4,504,298 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Wealth Shares, Advisor Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
Annual Financial Statements and Additional Information
22

For the year ended May 31, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$1,103,414
For the year ended May 31, 2026, the Fund’s Wealth Shares and Advisor Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended May 31, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2026, tax years 2023 through 2026 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 5/31/2026		Year Ended 5/31/2025
Wealth Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	7,255,817	$7,255,817	7,447,004	$7,447,004
Shares issued to shareholders in payment of distributions declared	103,670	103,670	110,606	110,606
Shares redeemed	(6,716,546)	(6,716,546)	(6,855,980)	(6,855,980)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	642,941	$642,941	701,630	$701,630
	Year Ended 5/31/2026		Year Ended 5/31/2025
Advisor Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	631,169	$631,169	641,718	$641,718
Shares issued to shareholders in payment of distributions declared	8,764	8,764	10,507	10,507
Shares redeemed	(621,676)	(621,676)	(656,027)	(656,027)
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	18,257	$18,257	(3,802)	$(3,802)
Annual Financial Statements and Additional Information
23

	Year Ended 5/31/2026		Year Ended 5/31/2025
Service Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	563,823	$563,823	679,351	$679,351
Shares issued to shareholders in payment of distributions declared	9,339	9,339	9,131	9,131
Shares redeemed	(541,975)	(541,975)	(552,137)	(552,137)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	31,187	$31,187	136,345	$136,345
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	692,385	$692,385	834,173	$834,173
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2026 and 2025, was as follows:
	2026	2025
Tax-exempt income	$139,449,186	$152,534,844
Ordinary income[1]	$200,546	$344,411
Long-term capital gains	$72,206	$128,578

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of May 31, 2026, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$4,206
Undistributed ordinary income[1]	$64,434
Undistributed long-term capital gains	$56,465
TOTAL	$125,105

1	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended May 31, 2026, the Adviser voluntarily waived $4,504,298 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee.
For the year ended May 31, 2026, the annualized fee paid to FAS was 0.077% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended May 31, 2026, FSSC received $5,962 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Wealth Shares, Advisor Shares and Service
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Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21%, 0.21% and 0.46% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2027; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Interfund Transactions
During the year ended May 31, 2026, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $2,259,514,476 and $2,116,065,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which is insured by the Federal Deposit Insurance Corporation (FDIC) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2026, there were no outstanding loans. During the year ended May 31, 2026, the program was not utilized.
8. Operating Segments
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended May 31, 2026, 73.9% of total ordinary income distributions qualified as business interest income for purposes of 163(j) of the Code and the regulations thereunder.
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Report of Independent Registered Public Accounting Firm
To the SHAREHOLDERS OF FEDERATED HERMES TAX-FREE OBLIGATIONS FUND and the Board of Trustees of Federated Hermes Money Market Obligations Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Tax-Free Obligations Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of May 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
July 24, 2026
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Evaluation and Approval of Advisory Contract–May 2026
Federated Hermes Tax-Free Obligations Fund (the “Fund”)
At its meetings in May 2026 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) a copy of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
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In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
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led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year.
The Board considered that for the one-year period ended December 31, 2025, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the Board found that the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lack precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are
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designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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31

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Tax-Free Obligations Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N401
CUSIP 608919411
CUSIP 60934N880
Q450528 (7/26)
© 2026 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Municipal Obligations Fund: Not Applicable.

Federated Hermes Tax-Free Obligations Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Municipal Obligations Fund: Not Applicable.

Federated Hermes Tax-Free Obligations Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Municipal Obligations Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Tax-Free Obligations Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Municipal Obligations Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Tax-Free Obligations Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Money Market Obligations Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  July 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  July 24, 2026

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  July 24, 2026